AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 16, 1997

                                                 File No. 33-70958
                                                 File No. 811-8104

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933        /X/
                         POST-EFFECTIVE AMENDMENT NO. 5
                         ------------------------------

                                       and

                          REGISTRATION STATEMENT UNDER
                       INVESTMENT COMPANY ACT OF 1940    /X/
                                 AMENDMENT NO. 8
                                 ---------------

                             TIP INSTITUTIONAL FUNDS
                           (formerly, The Solon Funds)

               (Exact Name of Registrant as Specified in Charter)

                         1235 Westlakes Drive, Suite 350
                         Berwyn, Pennsylvania 19312-2414

               (Address of Principal Executive Offices, Zip Code)

                                 STEPHEN KNEELEY
                        TURNER INVESTMENT PARTNERS, INC.
                          1235 WESTLAKES DR., SUITE 350
                         BERWYN, PENNSYLVANIA 19312-2414

                                   Copies to:

JAMES W. JENNINGS, ESQUIRE                          JOHN H. GRADY, JR., ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                         MORGAN, LEWIS & BOCKIUS LLP
2000 ONE LOGAN SQUARE                               1800 M STREET, NW
PHILADELPHIA, PENNSYLVANIA  19103                   WASHINGTON, DC  20036

--------------------------------------------------------------------------------
It is proposed that this filing become effective (check appropriate box):
---      immediately upon filing pursuant to paragraph (b)
---      on [date] pursuant to paragraph (b)
---      60 days after filing pursuant to paragraph (a)
---      on [date] pursuant to paragraph (a) of Rule 485
 X       75 days after filing pursuant to paragraph (a)(2)
---
--------------------------------------------------------------------------------

                             TIP INSTITUTIONAL FUNDS
                              CROSS REFERENCE SHEET


N-1A ITEM NO.                                                                 LOCATION
------------------------------------------------------------------------------------------------------------------------------------
PART A -

 Item 1.                 Cover Page                                           Cover Page
 Item 2.                 Synopsis                                             Summary; Expense Summary
 Item 3.                 Condensed Financial Information                      N/A
 Item 4.                 General Description of Registrant                    The Trust and the Funds; Investment Objectives;
                                                                              Investment Policies; Risk Factors; Investment
                                                                              Limitations; General Information - The Trust
Item 5.                  Management of the Fund                               General Information - Trustees of the Trust; The
                                                                              Advisers; The Administrator; The Transfer Agent; The
                                                                              Distributor; Portfolio Transactions; Expense Summary
Item 5A.                 Management's Discussion of Fund                      *
                           Performance
Item 6.                  Capital Stock and Other Securities                   General Information-Voting Rights; General Infor-
                                                                              mation-Shareholder Inquiries; General Information -
                                                                              Dividends and Distributions; Taxes
Item 7.                  Purchase of Securities Being Offered                 Purchase and Redemption of Shares
Item 8.                  Redemption or Repurchase                             Purchase and Redemption of Shares
Item 9.                  Pending Legal Proceedings                            *

PART B -

Item 10.                 Cover Page                                           Cover Page
Item 11.                 Table of Contents                                    Table of Contents
Item 12.                 General Information and History                      The Trust
Item 13.                 Investment Objectives and Policies                   Investment Objectives (Prospectus); Investment Poli-
                                                                              cies (Prospectus); Investment Limitations
Item 14.                 Management of the Registrant                         General Information - Trustees of the Trust (Prospec-
                                                                              tus); Trustees and Officers of the Trust; The Admin-
                                                                              istrator
Item 15.                 Control Persons and Principal                        Trustees and Officers of the Trust;
                           Holders of Securities
Item 16.                 Investment Advisory and Other                        The Advisers (Prospectus and Statement of Additional
                           Services                                           Information); The Administrator (Prospectus and
                                                                              Statement of Additional Information); The
                                                                              Distributor (Prospectus and Statement of Additional
                                                                              Information); The Transfer Agent (Prospectus);
                                                                              General Information - Counsel and Independent Public
                                                                              Accountants (Prospectus); Experts; General
                                                                              Information - Custodian (Prospectus)
Item 17.                 Brokerage Allocation                                 Portfolio Transactions (Prospectus); Portfolio Trans-
                                                                              actions
Item 18.                 Capital Stock and Other Securities                   Description of Shares
Item 19.                 Purchase, Redemption, and Pricing                    Purchase and Redemption of Shares
                         of Securities Being Offered                          (Prospectus); Purchase and Redemption of Shares;
                                                                              Determination of Net Asset Value;
Item 20.                 Tax Status                                           Taxes (Prospectus); Taxes

                                       ii


Item 21.                 Underwriters                                         The Distributor
Item 22.                 Calculation of Performance Data                      Computation of Yield and Total Return
Item 23.                 Financial Statements                                 N/A

Part C -

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

* Included in Registrant's Annual Report to Shareholders

                             TIP INSTITUTIONAL FUNDS
                           (formerly, The Solon Funds)

                               Investment Adviser:
                        TURNER INVESTMENT PARTNERS, INC.

TIP Institutional Funds (formerly, The Solon Funds) (the "Trust") provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers shares of the following mutual fund (the "Fund"), which is a separate series of the Trust:

                          TURNER MICRO CAP GROWTH FUND

This Prospectus concisely sets forth the information about the Trust and the Fund that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated March 1, 1998, has been filed with the Securities and Exchange Commission, and is available without charge by calling 1-888-TIP-7654. The Statement of Additional Information is incorporated into this Prospectus by reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




March 1, 1998

                                TABLE OF CONTENTS


Summary  ...............................................................  3
Expense Summary.........................................................  5
The Trust and the Fund..................................................  6
Investment Objective....................................................  6
Investment Policies.....................................................  6
Risk Factors............................................................. 9
Investment Limitations.................................................. 11
The Adviser............................................................. 11
The Administrator....................................................... 13
The Transfer Agent...................................................... 13
The Distributor......................................................... 13
Portfolio Transactions.................................................. 13
Purchase and Redemption of Shares....................................... 14
Performance............................................................. 18
Taxes    ............................................................... 18
General Information..................................................... 20
Description of Permitted Investments and Risk Factors................... 22

                                     SUMMARY

The following provides basic information about the Turner Micro Cap Growth Fund (the "Micro Cap Fund" or the "Fund"). The Fund is one of the four mutual funds comprising TIP Institutional Funds (formerly, The Solon Funds) (the "Trust"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

What is the Fund's investment objective and its primary policies?

Turner Micro Cap Growth Fund

The Micro Cap Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks of issuers with market capitalizations of not more than $500 million at the time of purchase that the Adviser believes offer strong earnings growth potential.

What are the risks involved with investing in the Fund? The investment policies of the Fund entail certain risks and considerations of which investors should be aware. The Fund may invest in securities that fluctuate in value, and investors should expect the Fund's net asset value per share to fluctuate in value. The value of equity securities may be affected by the financial markets as well as by developments impacting specific issuers. The Micro Cap Fund will typically invest in companies, whose market capitalizations at the time of purchase are equivalent to the market capitalizations of the companies comprising the bottom quartile of the Russell 2000 Index at its most recent annual reconstitution. Investments in smaller companies involve greater risks than investments in larger, more established companies. In addition, the Fund may borrow money. Micro cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than the large companies. The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.

For more information about the Fund, see "Investment Objective," "Investment Policies," "Risk Factors," and "Description of Permitted Investments and Risk Factors."

Who is the Adviser? Turner Investment Partners, Inc. ("Turner" or the "Adviser"), serves as the investment adviser to the Micro Cap Fund. See "Expense Summary" and "The Adviser."

Who is the Administrator? SEI Fund Resources (the "Administrator") serves as the administrator and shareholder servicing agent for the Fund. See "Expense Summary" and "The Administrator."

Who is the Distributor? SEI Investments Distribution Co. (the "Distributor") serves as the distributor of the Fund's shares. See "The Distributor."

Who is the Transfer Agent? DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Trust. See "The Transfer Agent."

Is there a sales load?  No, shares of the Fund are offered on a no-load basis.

Is there a minimum investment? The Fund requires a minimum initial investment of $100,000, which the Distributor may waive at its discretion.

How do I purchase and redeem shares? Purchases and redemptions may be made through the Transfer Agent on each day that the New York Stock Exchange is open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent (or its authorized agent) receives the order and payment, by check or in readily available funds, prior to 4:00 p.m., Eastern time, on any Business Day. Redemption orders received by the Transfer Agent prior to the determination of the net asset value per share of the Fund on any Business Day will be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day (generally, 4:00 p.m., Eastern
Time) the order is effective. See "Purchase and Redemption of Shares."

How are distributions paid? The Fund distributes substantially all of its net investment income (exclusive of capital gains) in the form of periodic dividends. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Dividends and Distributions."

                                 EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases......................................... None
Sales Load Imposed on Reinvested Dividends.............................. None
Deferred Sales Load..................................................... None
Redemption Fees (1)..................................................... None
Exchange Fees........................................................... None
--------------------------------------------------------------------------------
 (1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------

                                                                          Micro
                                                                        Cap Fund
--------------------------------------------------------------------------------

Advisory Fees (1)
12b-1 Fees                                                                1.00%
Other Expenses (after expense                                              None
reimbursements, if applicable) (2)                                         .25%
--------------------------------------------------------------------------------
Total Operating Expenses (after
fee waivers or expense reimbursements) (3)                                1.25%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(1) The Adviser has agreed, on a voluntary basis, to waive its advisory fees to the extent necessary to keep the "Total Operating Expenses" of the Fund during the current fiscal year from exceeding 1.25%. The Adviser reserves the right to terminate its waivers at any time in its sole discretion.

(2) Absent expense reimbursements by the Adviser, "Other Expenses" for the Micro Cap Fund are estimated to be .33%.

(3) Absent fee waivers or expense reimbursements, "Total Operating Expenses" for the Fund would be 1.33%, based on current expectations and assumptions.

EXAMPLE
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in                    1 year        3 years
the Fund assuming (1) a 5% annual return and (2) redemption at the                ------        -------
end of each time period.

         Micro Cap Fund                                                            $13           $40

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE EXAMPLE IS BASED UPON TOTAL OPERATING EXPENSES OF THE FUND AFTER WAIVERS AND REIMBURSEMENTS, AS SHOWN IN THE EXPENSE TABLE. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Fund. Additional information may be found under "The Adviser" and "The Administrator."

THE TRUST AND THE FUND

TIP Institutional Funds (formerly, The Solon Funds) (the "Trust") offers shares in four mutual funds. Each share of each mutual fund represents an undivided, proportionate interest in that mutual fund. This Prospectus offers Institutional Class shares of the Trust's Turner Micro Cap Growth Fund (the "Micro Cap Fund" or the "Fund").

INVESTMENT OBJECTIVE

Turner Micro Cap Growth Fund -- The Micro Cap Fund seeks capital appreciation.

There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES

Turner Micro Cap Growth Fund -- The Micro Cap Fund invests primarily (and, under normal conditions, at least 65% of its total assets) in a diversified portfolio of common stocks of issuers with market capitalizations of not more than $500 million at the time of purchase that the Adviser believes to have strong earnings growth potential. Under normal market conditions, the Fund will maintain a weighted average market capitalization of less than $350 million. The Fund seeks to purchase securities that are well diversified across economic sectors. The Micro Cap Fund will typically invest in companies whose market capitalizations, at the time of purchase, are equivalent to the market capitalizations of the companies comprising the bottom quartile of the Russell 2000 Index at its most recent annual reconstitution. The Fund may invest in warrants and rights to purchase common stocks, and may invest up to 10% of its total assets in micro cap stocks of foreign issuers and in ADRs.

The Micro Cap Fund invests in some of the smallest, most dynamic publicly-traded companies. These emerging growth companies are typically in the early stages of a long-term development cycle. In many cases, these companies offer unique products, services or technologies and often serve special or expanding market niches. Because of their small size, and less frequent trading activity, the companies represented in the Fund's portfolio may be overlooked or not closely followed by investors. Accordingly, their prices may rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors appreciate the full extent of a company's underlying business potential. Thus in the opinion of the Fund's Adviser, they offer substantial appreciation potential for meeting retirement and other long-term goals.

The Fund's share price can move up and down significantly, even over short periods of time, due to the volatile nature of micro capitalization stocks. To manage risk and improve liquidity, Turner expects to invest in numerous small, publicly traded companies, representing a broad cross-section of U.S. industries.

For a further description of these types of instruments and the risk factors associated with them, see "Description of Permitted Investments and Risk Factors" in the Statement of Additional Information.

The Fund may invest in repurchase agreements, which entail a risk of loss should the seller default on its obligation to repurchase the security which is the subject of the transaction.

The Fund may participate in a securities lending program, which entails a risk of loss should a borrower fail financially.

The Fund may purchase Rule 144A securities. For a further description of these securities, see "Rule 144A Securities" in the "Description of Permitted Investments and Risk Factors."

The Fund may invest in certain instruments such as certain types of when-issued securities, and may borrow money and sell securities short. In addition, the Fund may, although it has no present intention to do so, invest a portion of its assets in derivatives, including futures, options, forwards and swaps, caps, floors and collars. Futures contracts, options, options on futures contracts, forwards and swaps entail certain costs and risks, including imperfect correlation between the value of the securities held by the Fund and the value of the particular derivative instrument, and the risk that the Fund could not close out a futures or options position when it would be most advantageous to do so. These investments and techniques, require the Fund to segregate some or all of its cash or liquid securities to cover its obligations pursuant to such instruments or techniques. As asset segregation reaches certain levels, the Fund may lose flexibility in managing its investments properly, responding to shareholder redemption request, or meeting other obligations and may be forced to sell other securities that it wanted to retain or to realize unintended gains or losses.

The Fund may also invest in investment grade corporate bonds, foreign securities, zero coupon, pay-in-kind and deferred payment bonds, shares of other investment companies and cash equivalents.


The Fund may invest up to 15% of its net assets in illiquid securities, and for temporary defensive purposes, may invest up to 100% of its total assets in money market instruments (including U.S. Government securities, bank obligations, commercial paper rated in the highest rating category by a nationally recognized statistical rating organization ("NRSRO")) and shares of money market investment companies and may hold a portion of its assets in cash.

RISK FACTORS

Prospective investors in the Fund should consider the following factors as they apply to the Fund's allowable investments and policies.

Equity Securities -- The Fund may invest in public and privately issued equity securities, including common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of that Fund to fluctuate. An investment in such funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

Fixed Income Securities -- The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the investing Fund's net asset value.

Investment grade bonds include securities rated BBB by S&P and/or Baa by Moody's, which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded, the Adviser will review the situation and take appropriate action.

Micro Cap Company Stocks -- The Micro Cap Fund may invest to a significant degree in equity securities of smaller institutions. Any investment in a smaller capitalization company involves greater risk than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and if listed on a national securities exchange may not be traded in volumes typical for that exchange. Thus, the securities of smaller-sized companies are likely to be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established companies. Micro cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than the large companies. Some of the companies in which the Micro Cap Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel. The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.

The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, the Fund may need to discount the securities from recent prices or dispose of the securities over a longer period of time. Also, because micro-cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

Securities of Foreign Issuers -- The Fund may invest to a limited extent in securities of foreign issuers and in sponsored and unsponsored ADR's. Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation than are those in the United States. Investments in securities of foreign issuers are frequently denominated in foreign currencies and the value of the Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies.

Portfolio Turnover -- The annual portfolio turnover rate for the Micro Cap Fund, under normal circumstances, is not expected to exceed 250%. An annual portfolio turnover rate in excess of 100% may result from the Adviser's investment strategy or from prevailing market conditions. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain.

INVESTMENT LIMITATIONS

The investment objectives of the Fund and certain of the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of the Fund. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of that Fund's outstanding shares.

1. The Fund may not: (i) purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets.

2. The Fund may not purchase any securities which would cause 25% or more of the total assets of such Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. The Fund may not borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowings exceed 5% of its total assets.

The foregoing percentages (except the limitation on borrowing) will apply at the time of the purchase of a security.

THE ADVISER

Turner Investment Partners, Inc.
Turner Investment Partners, Inc. ("Turner") is a professional investment management firm founded in March, 1990. Robert E. Turner is the Chairman and controlling shareholder of Turner. As of September 30, 1997, Turner had discretionary management authority with respect to approximately $2.3 billion of assets. Turner has provided investment advisory services to investment companies since 1992. The principal business address of Turner is 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312.

Turner serves as the investment adviser for the Micro Cap Fund under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, Turner makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Micro Cap Fund. Turner has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses of the Micro Cap Fund in order to limit its total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than 1.25%. Turner reserves the right, in its sole discretion, to terminate these voluntary fee waivers and reimbursements at any time.

Frank L. Sustersic, CFA, a Senior Security Analyst and Equity Portfolio Manager at Turner, serves as lead portfolio manager to the Fund. Mr. Sustersic joined Turner in 1994. Prior to 1994, he was Investment Officer/Fund Manager with First Fidelity Bank Corporation. He has eight years of investment experience.

Robert E. Turner, CFA, Chairman and Chief Investment Officer of Turner, serves as co-portfolio manager to the Fund. Mr. Turner founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has 15 years of investment experience.

THE ADMINISTRATOR

SEI Fund Resources (the "Administrator") provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel, and facilities.

For these administrative services, the Administrator is entitled to a fee from each Fund, which is calculated daily and paid monthly, at an annual rate of .10% of that Fund's average daily net assets up to $250 million, .08% on the next $250 million of such assets, and .07% of such assets in excess of $500 million. The Fund is subject to a minimum annual fee of $75,000 for the first class of shares and $15,000 for each additional class of shares which may be reduced at the sole discretion of the Administrator.

The Administrator also serves as shareholder servicing agent for the Trust under a shareholder servicing agreement with the Trust.

THE TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, acts as the Trust's distributor pursuant to a distribution agreement (the "Distribution Agreement"). No compensation is paid to the Distributor for its distribution services. Certain broker-dealers assist their clients in the purchase of shares from the Distributor and charge a fee for this service in addition to the Fund's public offering price.

PORTFOLIO TRANSACTIONS

The Fund may execute brokerage or other agency transactions through the Distributor for which the Distributor may receive usual and customary compensation. The Adviser obtains its research information from a number of sources, including large brokerage houses, trade and financial journals and publications, corporate reports, rating service manuals, and interviews with corporate executives and other industry sources. The Adviser may select brokers on the basis of the research, statistical and pricing services they provide to the Fund, as well as on the basis of the Adviser's business relationship with the brokers. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transactions, provided that such commissions are in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that the commission is reasonable in terms of either the transaction or the overall responsibility of the Adviser to the Fund and the Adviser's other clients. The Adviser may direct commission business for the Fund to designated broker-dealers (including the Distributor) in connection with such broker-dealers' payment of certain Fund expenses.

Since shares of the Fund are not marketed through intermediary broker-dealers, the Fund does not have a practice of allocating brokerage or effecting principal transactions with broker-dealers on the basis of sales of shares which may be made through such firms. However, the Adviser may place orders for the Fund with qualified broker-dealers who refer clients to the Fund.

Some securities considered for investment by the Fund may also be appropriate for other accounts and/or clients served by the Adviser. If the purchase or sale of securities consistent with the investment policies of the Fund and another of the Adviser's accounts and/or clients are considered at or about the same time, transactions in such securities will be allocated among the Fund and the other accounts and/or clients in a manner deemed equitable by the Adviser.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on each day that the New York Stock Exchange is open for business ("Business Day"). Investors may purchase and redeem shares of the Funds directly through the Transfer Agent at: TIP Institutional Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805, by mail or wire transfer. All shareholders may place orders by telephone; when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail. Purchases and redemptions of shares of the Fund may be made on any Business Day.

The minimum initial investment in the Fund is $100,000, and subsequent purchases must be at least $5,000. The Distributor may waive these minimums at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment.

Certain brokers assist their clients in the purchase or redemption of shares and charge a fee for this service in addition to the Fund's public offering price.

Purchases by Mail

An account may be opened by mailing a check or other negotiable bank draft (payable to the Fund) for $100,000, together with a completed Account Application to: TIP Institutional Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805. Third-Party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check (including certified or cashier's checks), redemption proceeds will not be forwarded until the check providing for the investment being redeemed has cleared (which may take up to 15 days). Subsequent investments may also be mailed directly to the Transfer Agent.

Purchases by Wire Transfer

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 98-7060-116-8; Further Credit: [Turner Micro Cap Growth Fund]. The shareholder's name and account number must be specified in the wire.

Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-888-TIP-7654 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: TIP Institutional Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The investor's bank may impose a fee for investments by wire. Subsequent purchases may also be made by wire through the Automated Clearing House ("ACH").

General Information Regarding Purchases

A purchase request will be effective as of the day received by the Transfer Agent if the Transfer Agent (or its authorized agent) receives the purchase request in good order and payment before 4:00 p.m., Eastern time. A purchase request is in good order if it is complete and accompanied by the appropriate documentation, including an Account Application and additional documentation required. Purchase requests in good order received after 4:00 p.m., Eastern time, will be effective the next Business Day. Payment may be made by check or readily available funds. The purchase price of shares of the Fund is the Fund's net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. The Trust will not issue certificates representing shares of the Fund.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and the investor could be liable for any losses or fees incurred. The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interest of the Trust or its shareholders to accept such order.

Exchanges

Shareholders of the Fund may exchange their Institutional Class shares for Institutional Class shares of the other TIP Institutional Funds that are then offering their shares to the public. Exchanges are made at net asset value. An exchange is considered a sale of shares and may result in capital gain or loss for federal income tax purposes. The shareholder must have received a current prospectus for the new Fund before any exchange will be effected. If the Transfer Agent (or its authorized agent) receives exchange instructions in writing or by telephone (an "Exchange Request") in good order prior to 4:00 p.m., Eastern time, on any Business Day, the exchange will be effected that day. The liability of the Fund or the Transfer Agent for fraudulent or unauthorized telephone instructions may be limited as described below. The Trust reserves the right to modify or terminate this exchange offer on 60 days' notice.

Because excessive trading can hurt Fund performance and shareholders, the Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges into and out of the Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.

Redemptions

Redemption requests in good order received by the Transfer Agent (or its authorized agent) prior to the determination of the Fund's net asset value per share, on any Business Day will be effective that day. To redeem shares of the Funds, shareholders must place their redemption orders with the Transfer Agent (or its authorized agent) prior to 4:00 p.m., Eastern time, on any Business Day. The redemption price of shares of the Fund is the net asset value per share of such Fund next determined after the redemption order is effective. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days. Shareholders may not close their accounts by telephone.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve or ACH wire transfer. There is no charge for having a check for redemption proceeds mailed. The Custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot redeem shares of the Fund by Federal Reserve wire on Federal holidays restricting wire transfers. The Fund does not charge for ACH wire transactions; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of instructions received by telephone if they reasonably believe those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine. Such procedures may include the taping of telephone conversations.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

Valuation of Shares

The net asset value per share of the Fund is determined by dividing the total market value of that Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. Net asset value per share is determined daily as of the close of business of the New York Stock Exchange (currently, 4:00 p.m., Eastern time) on any Business Day.

PERFORMANCE

From time to time, the Fund may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. The yield of the Fund refers to the annualized income generated by an investment in that Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of the Fund refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

The Fund may periodically compare their performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may also quote the Frank Russell Company or Wilshire Associates, consulting firms that compile financial characteristics of common stocks and fixed income securities, regarding non-performance-related attributes of the Fund's portfolios. The Fund may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes. Further information concerning taxes is set forth in the Statement of Additional Information.

Tax Status of the Fund:

The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Fund intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

Tax Status of Distributions:

The Fund will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from the Fund's net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations; however, such distributions which do qualify for the dividends-received deduction may be subject to the corporate alternative minimum tax. Any net capital gains will be distributed annually and will be taxed to shareholders as gains from the sale or exchange of a capital asset held for more than one year, regardless of how long the shareholder has held shares. The Fund will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by the Fund are sold with original issue discount and thus do not make periodic cash interest payments. The Fund will be required to include as part of their current income the accrued discount on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to shareholders, the Fund may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 in the year declared, if paid by the Fund at any time during the following January. The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

Each sale, exchange or redemption of a Fund's shares is a taxable event to the shareholder.

GENERAL INFORMATION

The Trust

The Trust, an open-end management investment company, was organized under Delaware law as a business trust under a Declaration of Trust dated October 25, 1993. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional portfolios.

The Trust pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of the Trust

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

Voting Rights

Each share held entitles the Shareholder of record to one vote for each share. In other words, each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Shareholders of each Fund or Class will vote separately on matters pertaining solely to that Fund or Class. As a Delaware business trust, the Trust is not required to hold annual meetings of Shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

Reporting

The Trust issues unaudited financial information semiannually and audited financial statements annually for the Fund. The Trust also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

Shareholder Inquiries

Shareholder inquiries should be directed to TIP Institutional Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805, or by calling 1-888-TIP-7654. Purchases, exchanges and redemptions of shares should be made through the Transfer Agent by calling 1-888-TIP-7654.

Dividends and Distributions

Substantially all of the net investment income (excluding capital gains) of the Fund is distributed in the form of dividends at least annually. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve or ACH wire transfer.

Dividends and other distributions of the Fund are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a distribution of ordinary income or capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable distribution or dividend.

Counsel and Independent Public Accountants

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Ernst & Young LLP serves as the independent public accountants for the Trust.

Custodian

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as the custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of permitted investments for the Fund:

BORROWING -- The Fund may borrow money equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the net asset value of the Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Fund may be required to segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, the Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

CONVERTIBLE SECURITIES -- Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

ILLIQUID SECURITIES -- Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations or maturities over 7 days in length.

MONEY MARKET INSTRUMENTS -- Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.

RIGHTS -- Rights give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

RULE 144A SECURITIES -- Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the 1933 Act. Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional investors. Due to the relatively limited size of this institutional market, these securities may affect the Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust's Board of Trustees.


SECURITIES LENDING -- In order to generate additional income, the Fund may lend its securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the loaned securities. The Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SHORT SALES -- Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

U.S. GOVERNMENT AGENCY OBLIGATIONS -- Certain Federal agencies, such as the Government National Mortgage Association ("GNMA"), have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

U.S. GOVERNMENT SECURITIES -- Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS -- Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interested and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

U.S. TREASURY RECEIPTS -- U.S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.

WARRANTS -- Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the Custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement.

ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES -- Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because the Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. In the event of adverse market conditions, zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuations in value and may be less liquid than comparably rated securities paying cash interest at regular interest payment periods.

Trust:
TIP INSTITUTIONAL FUNDS


Fund:
TURNER MICRO CAP GROWTH FUND


Adviser:
TURNER INVESTMENT PARTNERS, INC.


Distributor:
SEI INVESTMENTS DISTRIBUTION CO.


Administrator:
SEI FUND RESOURCES


Legal Counsel:
MORGAN, LEWIS & BOCKIUS LLP


Independent Auditors:
ERNST & YOUNG LLP

                             TIP INSTITUTIONAL FUNDS
                           (formerly, The Solon Funds)

                               Investment Adviser:
                        TURNER INVESTMENT PARTNERS, INC.


The TIP Institutional Funds (formerly, The Solon Funds) (the "Trust") provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers Adviser Class shares of the following mutual funds (each a "Fund" and, together, the "Funds") each of which is a separate series of the Trust:

TURNER SHORT DURATION GOVERNMENT FUNDS - ONE YEAR PORTFOLIO
TURNER SHORT DURATION GOVERNMENT FUNDS - THREE YEAR PORTFOLIO

This Prospectus concisely sets forth the information about the Trust and the Funds that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated March 1, 1998, has been filed with the Securities and Exchange Commission, and is available without charge by calling 1-888-TIP-7654. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.






March 1, 1998

                                TABLE OF CONTENTS


Summary  ...................................................................  3
Expense Summary.............................................................  5
The Trust and the Funds..................................................... 10
Investment Objectives....................................................... 10
Investment Policies......................................................... 10
Risk Factors................................................................ 13
Investment Limitations...................................................... 14
The Adviser................................................................. 15
The Administrator........................................................... 16
The Transfer Agent.......................................................... 16
The Distributor and Shareholder Servicing Agent............................. 16
Portfolio Transactions...................................................... 16
Purchase and Redemption of Shares........................................... 17
Performance................................................................. 20
Taxes    ................................................................... 21
General Information......................................................... 22
Description of Permitted Investments and Risk Factors....................... 24

                                     SUMMARY

The following provides basic information about Adviser Class Shares of the Turner Short Duration Government Funds - One Year Portfolio ("Short Duration One Year Portfolio") and the Turner Short Duration Government Funds - Three Year Portfolio ("Short Duration Three Year Portfolio") (each a "Fund" and, together, the "Funds"). The Funds are two of the four mutual funds comprising TIP Institutional Funds (formerly, The Solon Funds) (the "Trust"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

What are the Funds' investment objectives and primary policies? Each Fund seeks maximum total return consistent with preservation of capital and prudent investment management. Each Fund invests primarily in attractively priced obligations either issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Moreover, each Fund seeks to limit fluctuations and principal and reduce interest rate risk by maintaining average effective durations no greater than those of one-year U.S. Treasury bills and three-year U.S. Treasury notes, respectively. Effective duration is an indicator of a security's volatility or risk associated with changes in interest rates. There can be no assurance that the Funds will meet their objectives.

What are the risks involved with investing in the Funds? The investment policies of the Funds entail certain risks and considerations of which investors should be aware. The Funds invest in securities that fluctuate in value, and investors should expect each Fund's net asset value per share to fluctuate in value. The values of fixed income securities tend to vary inversely with interest rates and may be affected by market and economic factors as well as by developments impacting specific issuers. The Funds may enter into futures and options transactions and may purchase zero coupon securities. In addition, the Funds will purchase mortgage-related securities. Investments in these securities involve certain other risks.

For more information about the Funds, see "Investment Objectives," "Investment Policies," "Risk Factors," and "Description of Permitted Investments and Risk Factors."

Who is the Adviser? Turner Investment Partners, Inc. (the "Adviser"), serves as the investment adviser to the Funds. See "Expense Summary" and "The Adviser."

Who is the Administrator? SEI Fund Resources (the "Administrator") serves as the admin istrator for the Funds. See "Expense Summary" and "The Administrator."

Who is the Distributor? SEI Investments Distribution Co. (the "Distributor") serves as the distributor of the Funds' shares and as shareholder servicing agent. See "The Distributor and Shareholder Servicing Agent."

Who is the Transfer Agent? DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Trust. See "The Transfer Agent."

Is there a sales load?  No, shares of the Funds are offered on a no-load basis.

Is there a minimum investment? The Funds require a minimum initial investment of $10,000, which the Distributor may waive at its discretion. Subsequent purchases must be at least $1,000.

How do I purchase and redeem shares? Purchases and redemptions may be made through the Transfer Agent on each day that the New York Stock Exchange is open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent (or its authorized agent) receives the order and payment, by check or in readily available funds, prior to 4:00 p.m., Eastern time. Redemption orders received by the Transfer Agent prior to 4:00 p.m., Eastern time, on any Business Day will be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See "Purchase and Redemption of Shares."

How are distributions paid? Each Fund distributes substantially all of its net investment income (exclusive of capital gains) in the form of periodic dividends. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Dividends and Distributions."

                                 EXPENSE SUMMARY
S
HAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases...........................................None
Sales Load Imposed on Reinvested Dividends................................None
Deferred Sales Load.......................................................None
Redemption Fees (1).......................................................None
Exchange Fees.............................................................None
--------------------------------------------------------------------------------

(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)

                                               Short Duration     Short Duration
                                                  One Year          Three Year
                                                  Portfolio          Portfolio
Advisory Fees(after fee waivers or
reimbursements, if applicable)(1)                   .25%                .25%
12b-1 Fees                                          None                None
Other Expenses(2)                                   .36%                .36%
Total Operating Expenses (after fee
waivers or reimbursements)(3)                       .61%                .61%
--------------------------------------------------------------------------------

(1) The Adviser has agreed, on a voluntary basis, to waive its advisory fee for each Fund and to reimburse expenses to the extent necessary to keep the "Total Operating Expenses" of each Fund during the current fiscal year from exceeding .61%. The Adviser reserves the right to terminate its waivers at any time in its sole discretion.

(2) "Other Expenses" for the Funds are estimated for the current fiscal year. "Other Expenses" includes a shareholder servicing fee of up to .25%.

(3) Absent fee waivers, expense reimbursements, "Total Operating Expenses" would be 1.13% and .89% respectively, for the Short Duration One Year and Short Duration Three Year Portfolios, based on current expectations and assumptions.

EXAMPLE

--------------------------------------------------------------------------------------------------
Your would pay the following expenses on a $1,000 investment in a            1 year       3 years
Fund assuming (1) a 5% annual return and (2) redemption at the               ------       -------
end of each time period.

             Short Duration One Year Portfolio - Adviser Class                 $6           $20
             Short Duration Three Year Portfolio - Adviser Class               $6           $20

--------------------------------------------------------------------------------------------------

THE EXAMPLE IS BASED UPON TOTAL OPERATING EXPENSES OF EACH FUND AFTER WAIVERS AND REIMBURSEMENTS, IF ANY, AS SHOWN IN THE EXPENSE TABLE. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Funds. Additional information may be found under "The Adviser" and "The Administrator."

Financial Highlights

The following financial information for the Institutional Class Shares Solon Short Duration Government Funds - One Year Portfolio and Solon Short Duration Government Funds - Three Year Portfolio, for the fiscal year ended February 28, 1997, has been derived from audited financial statements of The Solon Funds. Such information should be read in conjunction with the financial statements of the Trust and the report of Ernst & Young LLP, independent auditors, appearing in the annual report to shareholders which is incorporated by reference in this prospectus and is available to shareholders at no charge. The performance of the Adviser Class Shares of the Funds will be lower due to the shareholder servicing fee charged to the Adviser Class Shares.



                                                                   One Year Portfolio
                                                                   For the Year Ended
                                                                   2/28/97     2/29/96
                                                                   -------     --------
Net Asset Value,
Beginning of Period                                                $ 10.03     $  9.99
Income From Investment Operations
         Net investment income                                        0.60        0.64
         Net realized and unrealized gain                             0.03        0.05
                                                                   -------     -------

         Total from investment operations                             0.63        0.69

Less Distributions:
         Dividends from net investment income                        (0.60)      (0.65)
                                                                   -------     -------

Net Asset Value, End of Period                                     $ 10.06     $ 10.03
                                                                   =======     =======

Total Return                                                          6.32%       7.09%

Ratios/Supplemental Data:
Net assets, end of period ($000)                                       865         398

Ratio of expenses to average net assets
         Before expense reimbursement                                10.25%      16.47%
         After interest reimbursement                                 0.00%       0.00%
         Interest expense                                              --          --

         Ratio of net investment income to average
            net assets                                                5.91%       6.46%
         Portfolio turnover rate                                     81.82%        --


                                                                     Three Year Portfolio
                                                                      For the Year Ended
                                                                     2/28/97        2/29/96
                                                                   ----------      ---------
Net Asset Value
         Beginning of Period                                         $  10.04      $    9.80
         Income From Investment Operations
                  Net investment income                                  0.58           0.60
                  Net realized and unrealized gain (loss)                0.01           0.23
                                                                     --------      ---------

                  Total from investment operations                       0.57           0.83

         Less Distributions:
                  Dividends from net investment income                  (0.59)         (0.59)
                  Realized gain on investments                          (0.02)
                                                                     --------      ---------


Net Asset Value, End of Period                                       $  10.00      $   10.04
                                                                     --------      ---------

Total Return                                                             5.45%          8.73%

Ratios/Supplemental Data:
Net assets, end of period ($000)                                     $ 17,809       $ 11,027

Ratio of expenses to average net assets
         Before expense reimbursement                                    1.21%          1.45%
         After expense reimbursement                                     0.24%          0.24%
         Interest expense                                                0.02%          0.12%
         Ratio of net investment income to average net assets            5.80%          6.18%
         Portfolio turnover rate                                          279%           251%

         Average debt outstanding during the year* ($000)                  56            256
         Average shares outstanding during that year* (000)             1,321            901
         Average debt per share during the year*($)                      0.04           0.28



*Average based upon amounts outstanding at each month end.

THE TRUST AND THE FUNDS

TIP Institutional Funds (formerly, The Solon Funds) (the "Trust") offers shares in four separately-managed mutual funds, each of which is a separate series of the Trust. Each share of each mutual fund represents an undivided, proportionate interest in that mutual fund. This Prospectus offers Adviser Class shares of the Trust's Turner Short Duration Government Fund - One Year Portfolio ("Short Duration One Year Portfolio") and Turner Short Duration Government Fund - Three Year Portfolio ("Short Duration Three Year Portfolio") (each a "Fund" and, together, the "Funds").

INVESTMENT OBJECTIVES

Short Duration One Year Portfolio and Short Duration Three Year Portfolio

The investment objective of each Fund is to provide maximum total return consistent with preservation of capital and prudent investment management. Under normal circumstances, the Short Duration One Year Portfolio seeks to maintain an average effective duration comparable to or less than that of one-year U.S. Treasury bills. The Short Duration Three Year Portfolio seeks to maintain an average effective duration comparable to or less than that of three-year U.S. Treasury notes.

Effective duration is an indicator of a security's price volatility or risk associated with changes in interest rates. See "Effective Duration." Because the Adviser seeks to manage interest rate risk by limiting effective duration, each Fund may invest in securities of any maturity.

There can be no assurance that the Funds will achieve their investment objectives.

INVESTMENT POLICIES

Short Duration One Year Portfolio and Short Duration Three Year Portfolio

Under normal market conditions, Each Fund invests at least 65% of the value of its total assets in obligations either issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"). Certain of the obligations, including U.S. Treasury bills, notes and bonds and mortgage-related securities of the Government National Mortgage Association ("GNMA"), are issued or guaranteed by the U.S. Government. Other securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, while others, such as those issued by Fannie Mae and the Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

The balance of each Fund's assets may be invested in cash and high grade debt securities, shares of other investment companies, including privately issued mortgage-related securities and general obligation bonds and notes of various states and their political subdivisions, rated within the three highest grades assigned by Standard & Poor's Corporation ("S&P") (AAA, AA or A), Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa or A), or Fitch Investor Services, Inc. ("Fitch") (AAA, AA or A), or, if unrated by S&P, Moody's and/or Fitch, judged by the Adviser to be of comparable quality. A further description of S&P's, Moody's and Fitch's ratings is included in the Appendix to the Statement of Additional Information.

Effective Duration

Traditionally, a debt security's maturity has been used to represent the sensitivity of the debt security's price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term to maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Most debt securities provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some debt securities also have call provisions allowing the issuer to repay the instrument in full before the stated maturity date. Depending on the relative magnitude of these payments, the market values of debt securities respond differently to changes in the level and structure of interest rates.

Effective duration has its origins in standard duration, which was developed as a more precise alternative to the concept of term to maturity. Standard duration, which is expressed in years, takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates rose by one percent, the value of a security having an effective duration of two generally would decrease by two percent.

Effective duration was developed because the standard duration calculation does not always properly reflect the interest rate risk of a security. For example, floating and variable rate debt securities often have final maturities of 10 or more years; however, their interest rate risk corresponds to the frequency of the coupon reset. Another type of security whose interest rate risk is not properly captured by standard duration is a mortgage "pass-through" security. The stated final maturity of such a security is generally 30 years, but current prepayment rates generally are more critical in determining such security's interest risk rate.

Consequently, the Adviser uses more sophisticated analytical techniques to arrive at an effective duration that incorporates the economic life of a security into the determination of its interest rate risk. These techniques may involve the Adviser's estimates of future economic parameters that may vary from actual future values. Each Fund expects that, under normal circumstances, the dollar weighted stated maximum average maturity (or period until the next interest rate reset date) of the Fund's portfolio securities may be longer than its average portfolio effective duration and, although unlikely, in some cases could be as long as 30 years.

Because the Short Duration Three Year Portfolio's average portfolio effective duration can be comparable to that of a three-year U.S. Treasury note, whose value is more sensitive to changes in interest rates than is the one-year U.S. Treasury bill, the Adviser seeks to preserve the Short Duration Three Year Portfolio's capital through careful management of interest rate risk using effective duration measurements and investment techniques. The Trust believes that effective duration provides the Adviser a more precise definition and means of managing interest rate risk and preserving the Short Duration Three Year Portfolio's capital than do traditional average weighted maturity measures. In addition, while the Short Duration Three Year Portfolio's average portfolio effective duration is permitted to be comparable to a three-year U.S. Treasury note, the Trust expects that under many normal market conditions the Portfolio's average portfolio effective duration will be comparable to that of a two-year U.S. Treasury note and thus less sensitive to interest rate risk than a three-year U.S. Treasury note.

The relative proportions of the Funds' net assets invested in the different types of permissible investments will vary from time to time depending upon the Adviser's assessment of the relative market value of the sectors in which the Funds invest. In addition, the Funds may purchase securities that are trading at a discount from par when the Adviser believes there is a potential for capital appreciation.

The Funds may enter into forward commitments or purchase securities on a when issued basis, and may invest in variable or floating rate obligations.

The Funds may enter into futures and options transactions.

The Funds may invest up to 10% of its net assets in illiquid securities.

For temporary defensive purposes, during periods when the Adviser determines that market conditions warrant, each Fund may invest up to 100% of its assets in Money Market Instruments and in cash.

For a further description of these types of instruments see "Description of Permitted Investments and Risk Factors" in the Statement of Additional Information.

RISK FACTORS

Fixed Income Securities -- The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the investing Fund's net asset value. Mortgage-backed and asset-backed securities purchased by the Funds may be subject to prepayment, which may result in capital gains or losses, and which make it difficult to determine such securities' average life and yield. When the mortgage-backed securities held by a Fund are pre-paid, the Fund must reinvest the proceeds in securities the yield of which reflects prevailing interest rates, which may be lower than the yield of the pre-paid security.

Mortgage-Related Securities - The mortgage-related securities in which the Funds may invest are subject to prepayment of the underlying mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-related securities can be expected to accelerate. When the mortgage-related securities held by the Funds are prepaid, the Funds must reinvest the proceeds in securities the yield of which reflects prevailing interest rates, which may be lower than the yield on prepaid mortgage-related securities. See "Mortgage-Related Securities" in the "Description of Permitted Investments and Risk Factors."

Portfolio Turnover -- Each Fund's annual portfolio turnover rate is not expected to exceed 100%. An annual portfolio turnover rate in excess of 100% may result from the Adviser's investment strategy of focusing on earnings potential and disposing of securities when the Adviser believes that their earnings potential has diminished, or may result from the Adviser's maintenance of appropriate issuer diversification. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain. For the annual portfolio turnover rates for the predecessor portfolios to each of the Funds, see "Financial Highlights."

INVESTMENT LIMITATIONS

The investment objective of the Funds and certain of the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of the Funds. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares.

1. Each Fund may not (i) purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of each Fund's total assets.

2. Each Fund may not purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.

The foregoing percentages will apply at the time of the purchase of a security.

THE ADVISER

Turner Investment Partners, Inc., is a professional investment management firm founded in March, 1990. Robert E. Turner is the Chairman and controlling shareholder of the Adviser. As of September 30, 1997, the Adviser had discretionary management authority with respect to approximately $2.3 billion of assets. The Adviser has provided investment advisory services to investment companies since 1992. The principal business address of the Adviser is 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312.

The Adviser serves as the investment adviser for the Fund under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .25% of the average daily net assets of each Fund. The Adviser has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses of the Funds in order to limit their total operating expenses of each Fund (as a percentage of average daily net assets on an annualized basis) to not more than .61%. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers and reimbursements at any time.

James L. Midanek, a Fixed Income Portfolio Manager of the Adviser, is the portfolio manager of the Funds. Mr. Midanek joined Turner Investment Partners, Inc., in 1997. Prior to joining Turner in 1997, Mr. Midanek was Chief Investment Officer of Solon Asset Management, L.P., which he founded in 1989, and Portfolio Manager of the Funds. From 1992 to 1994, Mr. Midanek was Chief Investment Officer of the Fixed Income Group of Montgomery Asset Management, L.P., where he managed four institutional fixed income funds. From 1987 to 1989, he established a successful mortgage-related securities department, including trading, sales and research functions, at J.P. Morgan Securities. At E.F. Hutton from 1985 to 1987, Mr. Midanek was senior vice president in charge of mortgage-related trading and sales. From 1984 to 1985, Mr. Midanek was the senior mortgage-related securities trader at Drexel Burnham Lambert, in charge of the contract trading function, and traded a wide variety of collateral types, including residential fixed and floating rate whole loans, recreational vehicle paper, mobile home loans, project loans and branch sale notes.

THE ADMINISTRATOR

SEI Fund Resources (the "Administrator") provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel, and facilities.

For these administrative services, the Administrator is entitled to a fee from each Fund, which is calculated daily and paid monthly, at an annual rate of .08% of that Fund's average daily net assets for the first year. Thereafter, each Fund pays administrative fees at an annual rate of .10% of that Fund's average daily net assets up to $250 million, .08% on the next $250 million of such assets, and .07% of such assets in excess of $500 million. The Funds are subject to a minimum annual fee of $75,000 for the first class of shares and $15,000 for each additional class of shares, which may be reduced at the sole discretion of the Administrator.

THE TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust.

THE DISTRIBUTOR AND SHAREHOLDER SERVICING AGENT

SEI Investments Distribution Co. (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, acts as the Trust's distributor pursuant to a distribution agreement (the "Distribution Agreement"). No compensation is paid to the Distributor for its distribution services.

The Funds have adopted a shareholder service plan for Adviser Class shares (the "Adviser Class Service Plan") under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefor. Under the Adviser Class Service Plan, the Distributor may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements, the Distributor may retain as profit any difference between the fee it receives and the amount it pays such third parties. In addition, the Funds may enter into such arrangements directly. Under the Adviser Class Service Plan, the Distributor is entitled to receive a fee at a negotiated annual rate of up to .25% of each Fund's average daily net assets attributable to Adviser Class shares that are subject to the arrangement in return for provision of a broad range of shareholder and administrative services, including: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided for investments; changing dividend options; account designations and addresses; providing sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.

PORTFOLIO TRANSACTIONS

The Adviser considers a number of factors in determining which brokers or dealers to use for a Fund's portfolio transactions. These factors include, but are not limited to, the reasonableness of commissions, the quality of services and execution and the availability of research that the Adviser may lawfully and appropriately use in its investment management and advisory capacities. Provided a Fund receives prompt execution at competitive prices, the Adviser also may consider the sale of the Fund's shares as a factor in selecting broker-dealers for the Fund's portfolio transactions.

The Adviser may select brokers on the basis of the research, statistical and pricing services they provide to a Fund. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that the commission is reasonable in terms of either the transaction or the overall responsibility of the Adviser to the Funds and the Adviser's other clients.

Some securities considered for investment by a Fund may also be appropriate for other accounts and/or clients served by that Adviser. If the purchase or sale of securities consistent with the investment policies of the Fund and another of the Adviser's accounts and/or clients are considered at or about the same time, transactions in such securities will be allocated among the Fund and the other accounts and/or clients in a manner deemed equitable by the Adviser.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on each day that the New York Stock Exchange is open for business ("Business Day"). Investors may purchase and redeem shares of the Fund directly through the Transfer Agent at: TIP Institutional Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805, by mail or wire transfer. All shareholders may place orders by telephone; when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail. Purchases and redemptions of shares of the Fund may be made on any Business Day. Certain brokers assist their clients in the purchase or redemption of shares and charge a fee for this service in addition to a Fund's public offering price.

The minimum initial investment in the Fund is $10,000 and subsequent purchases must be at least $1,000. The Distributor may waive these minimums at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment.

Certain brokers assist their clients in the purchase or redemption of shares and charge a fee for this service in addition to the Funds' public offering price.

Purchases by Mail

An account may be opened by mailing a check or other negotiable bank draft (payable to the name of the appropriate Fund) for $10,000 or more, together with a completed Account Application to: TIP Institutional Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805. Third-Party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check (including certified or cashier's checks), redemption proceeds will not be forwarded until the check providing for the investment being redeemed has cleared (which may take up to 15 days). Subsequent investments may also be mailed directly to the Transfer Agent.

Purchases by Wire Transfer

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Funds by requesting their bank to transmit funds by wire to: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 98-7060-116-8; Further Credit: [_____________
Fund]. The shareholder's name and account number must be specified in the wire.

Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-888-TIP-7654 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: TIP Institutional Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The investor's bank may impose a fee for investments by wire. Subsequent purchases may also be made by wire through the Automated Clearing House ("ACH").

General Information Regarding Purchases

A purchase request will be effective as of the day received by the Transfer Agent if the Transfer Agent (or its authorized agent) receives the purchase request in good order and payment before 4:00 p.m., Eastern time. A purchase request is in good order if it is complete and accompanied by the appropriate documentation, including an Account Application and additional documentation required. Purchase requests in good order received after 4:00 p.m., Eastern time, will be effective the next Business Day. Payment may be made by check or readily available funds. The purchase price of shares of any Fund is that Fund's net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of each Fund calculated to three decimal places. The Trust will not issue certificates representing shares of each Fund.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and the investor could be liable for any losses or fees incurred. The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interest of the Trust or its shareholders to accept such order.

Shares of each Fund may be purchased in exchange for securities to be included in that Fund, subject to the Adviser's or Administrator's determination that these securities are acceptable. Securities accepted in such an exchange will be valued at their market value. All accrued interest and subscription or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of that Fund and must be delivered by the shareholder to that Fund upon receipt from the issuer.

The Adviser or Administrator will not accept securities in exchange for Fund shares unless (1) such securities are appropriate for a Fund at the time of the exchange; (2) the shareholder represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, as amended, or otherwise; and (3) prices are available from an independent pricing service approved by the Trust's Board of Trustees.

Exchanges

Adviser Class shareholders of the Funds may exchange their shares for Adviser Class shares of the other TIP Institutional Funds that are then offering their shares to the public. Exchanges are made at net asset value. An exchange is considered a sale of shares and may result in capital gain or loss for federal income tax purposes. The shareholder must have received a current prospectus for the new Fund before any exchange will be effected. If the Transfer Agent (or its authorized agent) receives exchange instructions in writing or by telephone (an "Exchange Request") in good order by 4:00 p.m., Eastern time, on any Business Day, the exchange will be effected that day. The liability of the Funds or the Transfer Agent for fraudulent or unauthorized telephone instructions may be limited as described below. The Trust reserves the right to modify or terminate this exchange offer on 60 days' notice.

Redemptions

Redemption requests in good order received by the Transfer Agent (or its authorized agent) prior to 4:00 p.m., Eastern time, on any Business Day will be effective that day. To redeem shares of the Funds, shareholders must place their redemption orders with the Transfer Agent (or its authorized agent) prior to 4:00 p.m., Eastern time, on any Business Day. The redemption price of shares of each Fund is the net asset value per share of the Fund next determined after the redemption order is effective. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days. Shareholders may not close their accounts by telephone. Redemption requests from IRA accounts must be made in writing.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve or ACH wire transfer. There is no charge for having a check for redemption proceeds mailed. The Custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot redeem shares of the Funds by Federal Reserve wire on Federal holidays on which wire transfers are restricted. The Funds do not charge for ACH wire transactions; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the release of redemption proceeds.

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of instructions received by telephone if they reasonably believe those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine. Such procedures may include the taping of telephone conversations.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

Valuation of Shares

The net asset value per share of each Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. Net asset value per share is determined daily as of the close of business of the New York Stock Exchange (currently, 4:00 p.m., Eastern time) on any Business Day.

Portfolio securities are valued using current market valuations: either the last reported sale price or, in the case of securities for which there is no last reported sale, the case of securities for which there is no last reported sale, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Trust's Board of Trustees by the Trust's officers and by the Adviser, in accordance with methods which are specifically authorized by the Board of Trustees. Short term obligations with maturities of 60 days or less are valued at their amortized cost.

PERFORMANCE

From time to time, the Funds may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. The yield of the Fund refers to the annualized income generated by an investment in a Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of a Fund refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. Each Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. Each Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. Each Fund may also quote the Frank Russell Company or Wilshire Associates, consulting firms that compile financial characteristics of common stocks and fixed income securities, regarding non-performance-related attributes of a Fund's portfolio. Each Fund may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. Each Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

Each Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Funds or their shareholders. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes. Further information concerning taxes is set forth in the Statement of Additional Information.

Tax Status of the Fund:

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. Each Fund intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Fund qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

Tax Status of Distributions:

Each Fund will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations; however, such distributions which do qualify for the dividends-received deduction may be subject to the corporate alternative minimum tax. It can be expected that none of the dividends paid by a Fund will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as gains from the sale or exchange of a capital asset held for more than one year, regardless of how long the shareholder has held shares. Each Fund will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by each Fund are sold with original issue discount and thus do not make periodic cash interest payments. Each Fund will be required to include as part of its current income the accrued discount on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 in the year declared, if paid by the Fund at any time during the following January. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by the Fund and may be exempt, depending on the state, when received by a shareholder from each Fund provided certain state-specific conditions are satisfied. Each Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular state. Income derived by each Fund from securities of foreign issuers may be subject to foreign withholding taxes. Each Fund will not be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes.

Each sale, exchange or redemption of the Funds' shares is a taxable event to the shareholder.

GENERAL INFORMATION

The Trust

The Trust, an open-end management investment company, was organized under Massachusetts law as a business trust under a Declaration of Trust dated October 25, 1993. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional portfolios.

The Trust pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of the Trust

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

Voting Rights

Each share held entitles the Shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Shares issued by each Fund have no preemptive, conversion, or subscription rights. Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund. Voting rights are not cumulative. Shareholders of each Class of each Fund will vote separately on matters pertaining solely to that Fund or that Class. As a Delaware business trust, the Trust is not required to hold annual meetings of Shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

Reporting

The Trust issues unaudited financial information semiannually and audited financial statements annually for each Fund. The Trust also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

Shareholder Inquiries

Shareholder inquiries should be directed to TIP Institutional Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805, or by calling 1-888-TIP-7654. Purchases, exchanges and redemptions of shares should be made through the Transfer Agent by calling 1-888-TIP-7654.

Dividends and Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. Each Fund's current policy is to declare income dividends daily and pay them monthly on or about the last business day of the month. Each Fund currently intends to make at least one capital gains distribution during each calendar year.

Substantially all of the net investment income (excluding capital gains) of the Fixed Income Fund is distributed in the form of monthly dividends. Shareholders of record of the Fixed Income Fund on the second to last Business Day of each quarter or month, respectively, will be entitled to receive the quarterly or monthly dividend distribution. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve or ACH wire transfer.

Dividends and other distributions of the Funds are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a distribution of ordinary income or capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable distribution or dividend.

Counsel and Independent Public Accountants

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Ernst & Young LLP serves as the independent public accountants for the Trust.

Custodian

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as the custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of permitted investments for the Funds:

ASSET-BACKED SECURITIES -- Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of card holders.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BORROWING -- Each Fund may borrow money from banks in an aggregate amount not to exceed one-third of the value of the Fund's total assets, and the Fund may pledge its assets in connection with such borrowings. In addition, each Fund considers reverse repurchase agreements and dollar roll transactions to be borrowings and accordingly, limits its borrowings from all sources to no more than one-half of the value of the Fund's total assets. Under most normal market conditions, however, each Fund expects that borrowings from all sources only occasionally will exceed one third of the value of its total assets.

DERIVATIVES -- Derivatives are securities that derive their value from other securities, financial instruments or indices. The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (e.g., CMOs, REMICs, IOs and
POs), when issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g., Receipts and STRIPs), privately issued stripped securities (e.g., TGRs, TRs, and
CATs). See elsewhere in the "Description of Permitted Investments and Risk Factors" and in the Statement of Additional Information for discussions of these various instruments.

ILLIQUID SECURITIES -- Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations or maturities over 7 days in length.

LEVERAGING -- Leveraging a Fund creates an opportunity for increased net income, but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leveraging creates interest expenses for a Fund which could exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest that a Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced. Because the SEC staff believes both reverse repurchase agreements and dollar roll transactions are collateralized borrowings, the SEC staff believes that they create leverage, which is a speculative factor. The requirement that such transactions be fully collateralized by assets segregated by the Fund's Custodian does impose a practical limit on the leverage created by such transactions. The Adviser will not use leverage if as a result the effective duration of the portfolios of the Short Duration One Year Portfolio and the Short Duration Three Year Portfolio would not be comparable or less than that of a one-year U.S. Treasury note and a three-year U.S. Treasury note, respectively.

MONEY MARKET INSTRUMENTS -- Market instruments are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers; and (vi) to the extent permitted by applicable law, shares of other investment companies investing solely in money market instruments.

MORTGAGE-RELATED SECURITIES -- A mortgage-related security is an interest in a pool of mortgage loans. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgages pool are paid off by the borrowers.

Agency-Mortgage-Related Securities: The dominant issuers or guarantors of mortgage-related securities today are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. Fannie Mae and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. Fannie Mae guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal, of its pass-through securities. Fannie Mae and FHLMC securities are not backed by the full faith and credit of the United States; however, they are generally considered to present minimal credit risks. The yields provided by these mortgage-related securities historically have exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment.

Adjustable rate mortgage securities ("ARMs") are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMs tends to make their values less sensitive to interest rate changes.

Collateralized mortgage obligations ("CMOs") are mortgage-related securities that separate the cash flows of mortgage pools into different components called classes or "branches." Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of, and interest on, the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

Each Fund considers GNMA-, Fannie Mae-, and FHLMC-issued pass-through certificates, CMOs, and other mortgage-related securities to the U.S. Government securities for purposes of each Fund's investment policies.

Privately Issued Mortgage-Related Securities: Mortgage-related securities offered by private issuers include pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs which are collateralized by mortgage-related securities issued by GNMA, Fannie Mae, FHLMC or by pools of conventional mortgages. Each Fund limits its investments in privately issued mortgage-related securities to "mortgage related securities" within the meaning of the Secondary Mortgage Market Enhancement Act of 1984, as amended.

Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. Government and U.S. Government mortgage-related securities because they offer no direct or indirect government guarantees of payments. However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities.

Additional Risk Factors: Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

OPTIONS AND FUTURES TRANSACTIONS -- Each Fund may seek to hedge against a decrease in value of its portfolio by writing (i.e., selling) covered call options. When a Fund writes a call option, it receives a premium and gives the purchase the right to buy the underlying security at a fixed price. A call option is "covered" if (i) the Fund owns the optioned securities or has the right to acquire such securities without additional consideration, (ii) the Fund causes its custodian to segregate cash or other liquid securities having a value sufficient to meet the Fund's obligations under the call option, or (iii) the Fund owns an offsetting call option.

Each Fund also may write covered put options in an attempt to realize enhanced income when it is willing to purchase the underlying debt security for its portfolio at the exercise price. When a Fund writes a put option, it receives a premium and gives the purchaser of the put the right to cause the Fund to buy the underlying security at a fixed exercise price. A put option is "covered" if the Fund causes its custodian to segregate cash or other liquid securities with a value not less than the exercise price of the option or holds a put option on the same underlying security. Each Fund also may purchase call options for the purpose of acquiring the underlying securities for its portfolio and may purchase put options for hedging purposes. Each Fund will not enter into covered put options which, when combined with outstanding purchases of securities on a when-issued or forward commitment basis, would exceed 5% of the Fund's total assets.

To reduce its net interest rate risk exposure with respect to its portfolio, each Fund may sell and, in certain circumstances, purchase, interest rate futures contracts. An interest rate futures contract is an agreement by a Fund to purchase or sell debt securities, usually U.S. Government securities, at a specified date and price. When a Fund sells an interest rate futures contract, it enters into a futures contract to sell an underlying security. Each Fund may purchase interest rate futures contracts (i.e., enter into a futures contract to purchase the underlying debt security) only to close out an interest rate futures contract it has previously sold.

Each Fund will not enter into any futures contracts if the sum of the initial margin deposits on futures contracts purchased by the Fund would exceed 5% of the value of the Fund's total assets. Each Fund will not purchase futures contracts if, as a result, the underlying contract amounts would exceed one-third of the value of the Fund's total assets.

Each Fund will not engage in transactions involving interest rate futures contracts for speculation but only as a hedge against changes in the market values of debt securities held or intended to be purchased by the Fund and where the transactions are appropriate to reduce the Fund's interest rate risks. There can be no assurance that hedging transactions will be successful. A Fund also could be exposed to risks if it could not close out its futures or options positions because of any illiquid secondary market.

Futures and options have effective durations which, in general, are closely related to the effective duration of the securities which underlie them. Holding purchased futures or call option positions (backed by segregated cash or other liquid securities) will lengthen the duration of a Fund's portfolio.

While utilization of options and futures contracts and similar instruments may be advantageous to a Fund, the Fund's performance will be worse than if the Fund did not make such investments if the Adviser is not successful in employing such instruments in managing the Fund's investments or in predicting interest rate changes. In addition, a Fund will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce its return.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.

REVERSE DOLLAR ROLL TRANSACTIONS -- Each Fund may enter into reverse dollar roll transactions, which involve a purchase by a Fund of an Eligible Security from a financial institution concurrently with an agreement by the Fund to resell a similar security to the institution at a later date at an agreed-upon price. Reverse dollar roll transactions are fully collateralized in a manner similar to loans of the Fund's portfolio securities.

REVERSE REPURCHASE AGREEMENT AND DOLLAR ROLL TRANSACTIONS -- A reverse repurchase agreement involves a sale by a Fund of securities that it holds to a bank, broker-dealer or other financial institution concurrently with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date. A dollar roll transaction involves a sale by a Fund of an Eligible Security to a financial institution concurrently with an agreement by the Fund to repurchase a similar Eligible Security from the institution at a later date at an agreed-upon price. Each Fund will fully collateralize its reverse repurchase agreements and dollar roll transactions in an amount at least equal to the Fund's obligations under the reverse repurchase agreement or dollar roll transaction by cash or other liquid securities that the Fund's custodian segregates from other Fund assets.

SECURITIES LENDING -- Each Fund may lend securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 30% of the value of the loaning Fund's total assets. Each Fund's loans of securities are collateralized in an amount at least equal to the current market value of the loaned securities, plus any accrued interest, by cash, letters of credit, U.S. Government securities or other liquid securities that the Funds' custodian segregates from other Fund assets. If the seller should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss of the value of the security declines, as well as disposition costs in liquidating the security.

U.S. GOVERNMENT AGENCY OBLIGATIONS -- Certain Federal agencies, such as the Government National Mortgage Association ("GNMA"), have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

U.S. GOVERNMENT SECURITIES -- Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS -- Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interested and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, normally seven to 15 days later, or in the case of certain CMO issues; 45 to 60 days later. When-issued securities and forward commitments may be sold prior to the settlement date, but each Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be.

No income accrues on securities that have been purchased pursuant to a forward commitment or a when-issued basis prior to delivery to the Fund. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, it causes its custodian to segregate cash or other liquid securities equal to the value of the when-issued or forward commitment securities and causes the segregated assets to be marked to market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

Each Fund will not purchase (but may sell) securities on a when-issued or forward commitment basis involving delivery of the security more than 30 days following the trade date if such purchase, when combined with the Fund's covered put options, would exceed 5% of the Fund's total assets.

ZERO COUPON SECURITIES -- Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accredit. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

Trust:
TIP INSTITUTIONAL FUNDS


Fund:
TURNER SHORT DURATION GOVERNMENT FUNDS - ONE YEAR PORTFOLIO
TURNER SHORT DURATION GOVERNMENT FUNDS - THREE YEAR PORTFOLIO

Adviser:
TURNER INVESTMENT PARTNERS, INC.


Distributor:
SEI INVESTMENTS DISTRIBUTION CO.


Administrator:
SEI FUND RESOURCES


Legal Counsel:
MORGAN, LEWIS & BOCKIUS LLP


Independent Auditors:
ERNST & YOUNG LLP

                             TIP INSTITUTIONAL FUNDS
                           (formerly, The Solon Funds)

                               Investment Adviser:
                      PENN CAPITAL MANAGEMENT COMPANY, INC.

TIP Institutional Funds (formerly, The Solon Funds) (the "Trust") provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers Institutional Class shares of the following mutual fund (the "Fund"), which is a separate series of the Trust:

                   PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND

This Prospectus concisely sets forth the information about the Trust and the Fund that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated March 1, 1998, has been filed with the Securities and Exchange Commission, and is available without charge by calling 1-888-TIP-7654. The Statement of Additional Information is incorporated into this Prospectus by reference.


THE STRATEGIC HIGH YIELD BOND FUND INVESTS PRIMARILY, AND MAY INVEST ALL OF ITS ASSETS IN LOWER RATED BONDS, COMMONLY REFERRED TO AS "JUNK BONDS." THESE SECURITIES ARE SPECULATIVE AND ARE SUBJECT TO GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST THAN INVESTMENTS IN HIGHER RATED BONDS. BECAUSE INVESTMENT IN SUCH SECURITIES ENTAILS GREATER RISKS, INCLUDING RISK OF DEFAULT, AN INVESTMENT IN THE STRATEGIC HIGH YIELD BOND FUND SHOULD NOT CONSTITUTE A COMPLETE INVESTMENT PROGRAM AND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. INVESTORS SHOULD CAREFULLY CONSIDER THE RISKS POSED BY AN INVESTMENT IN THE STRATEGIC HIGH YIELD BOND FUND BEFORE INVESTING. SEE "INVESTMENT OBJECTIVES AND POLICIES," "RISK FACTORS" AND THE "APPENDIX."

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

March 1, 1998

                                TABLE OF CONTENTS


Summary  ....................................................................  3
Expense Summary..............................................................  5
The Trust and the Fund.......................................................  6
Investment Objective.........................................................  6
Investment Policies..........................................................  6
Risk Factors.................................................................  9
Investment Limitations....................................................... 11
The Adviser.................................................................. 11
The Administrator............................................................ 13
The Transfer Agent........................................................... 13
The Distributor.............................................................. 13
Portfolio Transactions....................................................... 13
Purchase and Redemption of Shares............................................ 14
Performance.................................................................. 18
Taxes    .................................................................... 18
General Information.......................................................... 20
Description of Permitted Investments and Risk Factors........................ 22

                                     SUMMARY

The following provides basic information about the Penn Capital Strategic High Yield Bond Fund (the "Strategic High Yield Fund" or the "Fund"). The Fund is one of the four mutual funds comprising TIP Institutional Funds (formerly, The Solon Funds) (the "Trust"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

What is the Fund's investment objective and its primary policies?

Penn Capital Strategic High Yield Bond Fund

The Strategic High Yield Fund seeks to maximize income through high current yield and, as a secondary objective, to produce above average capital appreciation. The Fund invests primarily in a diversified portfolio of high yield bonds and other high yield securities.

What are the risks involved with investing in the Fund? The investment policies of the Fund entail certain risks and considerations of which investors should be aware. The Fund may invest in securities that fluctuate in value, and investors should expect the Fund's net asset value per share to fluctuate in value. The value of equity securities may be affected by the financial markets as well as by developments impacting specific issuers. The values of fixed income securities tend to vary inversely with interest rates, and may be affected by market and economic factors, as well as by developments impacting specific issuers. The Fund invests in non-investment grade fixed income securities that have speculative characteristics. These securities may be volatile and are subject to greater amounts of credit risk than investment grade issuers.

For more information about the Fund, see "Investment Objective," "Investment Policies," "Risk Factors," and "Description of Permitted Investments and Risk Factors."

Who is the Adviser? Penn Capital Management Company, Inc. (the "Adviser"), serves as the investment adviser to the Fund. See "Expense Summary" and "The Adviser."

Who is the Administrator? SEI Fund Resources (the "Administrator") serves as the administrator and shareholder servicing agent for the Fund. See "Expense Summary" and "The Administrator."

Who is the Distributor? SEI Investments Distribution Co. (the "Distributor") serves as the distributor of the Fund's shares. See "The Distributor."

Who is the Transfer Agent? DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Trust. See "The Transfer Agent."

Is there a sales load?  No, shares of the Fund are offered on a no-load basis.

Is there a minimum investment? The Fund requires $100,000 minimum initial investment, which the Distributor may waive at its discretion.

How do I purchase and redeem shares? Purchases and redemptions may be made through the Transfer Agent on each day that the New York Stock Exchange is open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent (or its authorized agent) receives the order and payment, by check or in readily available funds, prior to 4:00 p.m., Eastern time. Redemption orders received by the Transfer Agent prior to 4:00 p.m., Eastern time, on any Business Day will be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day (generally, 4:00 p.m., Eastern Time) the order is effective. See "Purchase and Redemption of Shares."

How are distributions paid? The Fund distributes substantially all of its net investment income (exclusive of capital gains) in the form of periodic dividends. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Dividends and Distributions."

                                 EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases............................................None
Sales Load Imposed on Reinvested Dividends.................................None
Deferred Sales Load........................................................None
Redemption Fees (1)........................................................None
Exchange Fees..............................................................None

--------------------------------------------------------------------------------
(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------

                                                                     Strategic
                                                                    High Yield
                                                                       Fund
--------------------------------------------------------------------------------
Advisory Fees (1)
12b-1 Fees                                                             .55%
Other Expenses (after expense                                          None
reimbursements, if applicable) (2)                                     .13%
--------------------------------------------------------------------------------

Total Operating Expenses (after
fee waivers or expense reimbursements) (3)                             .68%

================================================================================
--------------------------------------------------------------------------------

(1) The Adviser has agreed, on a voluntary basis, to waive its advisory fees to the extent necessary to keep the "Total Operating Expenses" of the Fund during the current fiscal year from exceeding .68%. The Adviser reserves the right to terminate its waivers at any time in its sole discretion.

(2) Absent expense reimbursements by the Adviser, "Other Expenses" for the Strategic High Yield Fund are estimated to be .58%.

(3) Absent fee waivers or expense reimbursements, "Total Operating Expenses" for the Fund would be 1.13%, based on current expectations and assumptions.

EXAMPLE
--------------------------------------------------------------------------------


You would pay the following expenses on a $1,000 investment in                    1 year        3 years
the Fund assuming (1) a 5% annual return and (2) redemption at the                ------        -------
end of each time period.

         Strategic High Yield Fund                                                   $7           $22


================================================================================
--------------------------------------------------------------------------------

THE EXAMPLE IS BASED UPON TOTAL OPERATING EXPENSES OF THE FUND AFTER WAIVERS AND REIMBURSEMENTS, AS SHOWN IN THE EXPENSE TABLE. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Fund. Additional information may be found under "The Advisers" and "The Administrator."

THE TRUST AND THE FUND

TIP Institutional Funds (formerly, The Solon Funds) (the "Trust") offers shares in four mutual funds. Each share of each mutual fund represents an undivided, proportionate interest in that mutual fund. This Prospectus offers shares of the Trust's Penn Capital Strategic High Yield Bond Fund (the "Strategic High Yield Fund" or the "Fund").

INVESTMENT OBJECTIVE

Penn Capital Strategic High Yield Bond Fund -- The Strategic High Yield Fund seeks to maximize income through high current yield and, as a secondary objective, to produce above average capital appreciation.

There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES

Penn Capital Strategic High Yield Bond Fund -- The Strategic High Yield Fund invests primarily (and, under normal conditions, at least 65% of its total assets) in a diversified portfolio of high yield securities (otherwise known as "junk bonds"). Securities and other financial instruments of issuers that may or may not be paying interest on a current basis and that are currently experiencing financial difficulties including, potentially, companies which are undergoing or are likely to undergo financial restructuring or liquidation, both under and outside of Federal Bankruptcy Code proceedings, are also included in the high yield universe and may be acquired by the Fund. The Fund invests primarily in publicly traded securities, and, to a lesser extent, privately placed restricted securities and other financial instruments for which there is a more limited trading market.

Penn Capital Management Company, Inc. (the "Adviser"), believes that the market for high yield securities is relatively inefficient compared to other securities due to the limited availability of information on such securities, the lack of extensive institutional research coverage of and market making activity with respect to many issuers of such securities, the complexity and difficulty of evaluation of such securities, and the limited liquidity, at times, of such securities. The Adviser intends to exploit these inefficiencies using its knowledge and experience in the high yield market. The Adviser seeks to reduce risk through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The Fund will invest primarily in securities rated BB+ or Ba1 or lower by Standard & Poor's Corporation ("S&P") and/or Moody's Investors Service, Inc. ("Moody's"), and may invest in non-rated securities and in securities rated in the lowest rating category established by S&P and/or Moody's. See Appendix A for a discussion of these ratings. Any remaining assets may be invested in equity securities and investment grade fixed income securities. In addition, the Fund may engage in short sales against the box.

For a further description of these types of instruments and the risk factors associated with them, see "Description of Permitted Investments and Risk Factors" in the Statement of Additional Information.

THE FUND

The Fund may invest in repurchase agreements, which entail a risk of loss should the seller default on its obligation to repurchase the security which is the subject of the transaction.

The Fund may participate in a securities lending program, which entails a risk of loss should a borrower fail financially.

The Fund may purchase Rule 144A securities. For a further description of these securities, see "Rule 144A Securities" in the "Description of Permitted Investments and Risk Factors."

The Fund may invest in certain instruments such as certain types of mortgage securities and when-issued securities. The Fund may also invest in federal, state and municipal government obligations, investment grade corporate bonds, foreign securities, including emerging market securities, zero coupon, pay-in-kind and deferred payment bonds, money market instruments, shares of other investment companies and cash equivalents, and may invest up to 20% of its assets in American Depository Receipts (ADRs).

Investments in floating rate securities (floaters) and inverse floating rate securities (inverse floaters) and mortgage-backed securities (mortgage securities), including principal-only and interest-only stripped mortgage-backed securities (SMBs), may be highly sensitive to interest rate changes, and highly sensitive to the rate of principal payments (including prepayments on underlying mortgage assets).

The Fund may invest up to 15% of its net assets in illiquid securities, and for temporary defensive purposes, may invest up to 100% of its total assets in money market instruments (including U.S. Government securities, bank obligations, commercial paper rated in the highest rating category by a nationally recognized statistical rating organization ("NRSRO")) and shares of money market investment companies, and may hold a portion of its assets in cash.

Additionally, the Fund may, although it has no present intention to do so, invest a portion of its assets in derivatives, including futures contracts, options, forwards and swaps, caps, floors and collars. Futures contracts, options, options on futures contracts, forwards and swaps entail certain costs and risks, including imperfect correlation between the value of the securities held by the Fund and the value of the particular derivative instrument, and the risk that the Fund could not close out a futures or options position when it would be most advantageous to do so. These investments and techniques require the Fund to segregate some or all of its cash or liquid securities to cover its obligations pursuant to such instruments or techniques. As asset segregation reaches certain levels, the Fund may lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations and may be forced to sell other securities that it wanted to retain or to realize unintended gains or losses.

RISK FACTORS

Prospective investors in the Fund should consider the following factors as they apply to the Fund's allowable investments and policies.

Equity Securities -- The Fund may invest in public and privately issued equity securities, including common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. An investment in such funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

Fixed Income Securities -- The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the investing Fund's net asset value.

Investment grade bonds include securities rated BBB- by S&P and/or Baa3 by Moody's or higher, which may be regarded as having speculative characteristics as to repayment of principal.

High Yield Securities -- High yield securities include, but are not limited to, bonds and preferred stock paying current cash coupons or dividends, payment-in-kind bonds and preferred stock, zero coupon bonds, interests in term loans and in revolving credit facilities (or combinations thereof), convertible securities, units of bonds and warrants or stock, and other securities and financial instruments, including those on which the issuer is unable to pay stated dividends or interest payments on a current basis. Investments in high yield securities involve market risks, credit risks and call risks. Market risks relate to general interest rate fluctuations. As the general level of interest rates rise, the market price of medium and long-term securities to general interest rates fluctuates. High yield securities are generally medium term bonds and therefore are less sensitive than long-term securities to general interest rate fluctuations. Credit risks relate to the continuing ability of the issuer of a security to pay the stated interest or dividends and ultimately to repay principal upon maturity. Discontinuation of such payments could substantially adversely affect the market price of the security. Call risks arise from early call features that many high-yield securities contain. In addition, the Funds may invest in securities on which the issuer is not currently paying the full amount, or any, of the stated interest or dividends.

The high yield market consists primarily of fixed income securities that are not rated or that are rated below investment grade (i.e., Ba1 or lower rating by Moody's and/or BB+ or lower by S&P), including securities of issuers subject to proceedings under the Federal Bankruptcy Code. The market for such securities is relatively inefficient due to its complexity and the limited availability of information on such securities. Most of these securities pay high current yield, which provides a cushion against potential price volatility so long as current payments are continued.

Securities of Foreign Issuers -- The Fund may invest to a limited extent in securities of foreign issuers and in sponsored and unsponsored ADRs. Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation than are those in the United States. Investments in securities of foreign issuers are frequently denominated in foreign currencies and the value of the Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies.

Moreover, investments in emerging market nations may be considered speculative, and there may be a greater potential for nationalization, expropriation or adverse diplomatic developments (including war) or other events which could adversely effect the economies of such countries or investments in such countries. The Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economics of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market country debt securities, the Fund's investment in government, government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. The

Fund may have limited recourse in the event of default on such debt instruments.

Portfolio Turnover--The annual portfolio turnover rate for the Fund, under normal circumstances, is not expected to exceed 200%. An annual portfolio turnover rate in excess of 100% may result from the Adviser's investment strategy or from prevailing market conditions. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain. See "Taxes."

INVESTMENT LIMITATIONS

The investment objectives of the Fund and certain of the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of the Fund. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of that Fund's outstanding shares.

1. The Fund may not: (i) purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets.

2. The Fund may not purchase any securities which would cause 25% or more of the total assets of such Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. The Fund may not borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowings exceed 5% of its total assets.

The foregoing percentages (except the limitation on borrowing) will apply at the time of the purchase of a security.

THE ADVISER

Penn Capital Management Company, Inc.
-------------------------------------
Penn Capital Management Company, Inc. ("Penn Capital"), 52 Haddonfield-Berlin Road, Suite 1000, Cherry Hill, New Jersey 08034, is a professional investment management firm founded in 1987 and registered as an investment adviser under the Investment Advisers Act of 1940. Richard

A. Hocker is a founding partner and Chief Investment Officer of Penn Capital, which manages the investment portfolios of institutions and high net worth individuals, and which currently has assets under management of approximately $500 million. Penn Capital employs a staff of 17 and manages monies in a variety of investment styles through either separate account management or one of its private investment funds.

Penn Capital serves as the investment adviser for the Strategic High Yield Fund under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, Penn Capital makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Funds' investment programs, subject to the supervision of, and policies established by, the Trustees of the Trust.

For its services, Penn Capital is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .55% of the average daily net assets of the Strategic High Yield Fund. Penn Capital has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses of the Strategic High Yield Fund in order to limit its total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than .68%. Penn Capital reserves the right, in its sole discretion, to terminate these voluntary fee waivers and reimbursements at any time.

The Fund is managed by a team consisting of certain principals of Penn Capital, including co-managers Richard A. Hocker and Kathleen A. News.

Prior to founding the Adviser, Mr. Hocker was a shareholder and Senior Portfolio Manager of Delaware Management Co., an investment management firm which, during Mr. Hocker's tenure, increased its assets under management from $300 million to $21 billion. At Delaware Management Co., Mr. Hocker was instrumental in developing and managing a variety of mutual funds, including the Delchester Bond Fund, one of the nation's first high yield bond mutual funds, and where he personally managed, at one point, approximately $2 billion of assets. In addition, he was responsible for creating and managing accounts for Delaware's first ERISA clients.

Kathleen A. News, a co-founder of the Adviser, serves as the Managing Director of the Adviser and co-portfolio manager of the Strategic High Yield Fund. Ms. News has over 20 years of investment experience at both the Adviser and Delaware Management Co., including over 10 years managing high yield portfolios. While at Delaware, Ms. News served as a portfolio manager for Delaware Cash Reserve, as well as managing fixed income accounts for various Fortune 500 institutions.

PAST PERFORMANCE OF THE ADVISER

In December 1989, the Adviser instituted a managed "active" high yield investment philosophy which concentrates in riskier, high yield securities and financial instruments, and which may modestly overweigh investments in a single industry, issuer or class of security. This "active" philosophy had been developed over a lengthy period of time by the Adviser's portfolio managers.

The following table presents historical "composite" performance data for all discretionary "active" high yield accounts that are managed in a manner that is equivalent in all material respects to how the Adviser will manage the Fund. This table also compares the performance of these accounts against the CS First Boston High Yield Index and the Merrill Lynch High Yield Index. The computed rates of return include the impact of capital appreciation as well as the reinvestment of interest and dividends. This data does not indicate how the Strategic High Yield Fund may perform in the future.


                                           PENN CAPITAL               CS FIRST BOSTON         MERRILL LYNCH HIGH
TIME PERIOD                           HIGH YIELD COMPOSITE(1)         HIGH YIELD INDEX(2)        YIELD INDEX(3)

One year ended 9/30/97:                     14.66%                          15.73%                    14.31%
Three years ended 9/30/97:                  17.13%                          13.50%                    13.76%
Five years ended 9/30/97:                   16.00%                          11.84%                    11.47%
Since Inception (12/31/89):                 20.34%                          13.69%                    13.01%

(1) Penn Capital's High Yield Composite is a dollar weighted composite of fully discretionary, separately managed "active" high yield accounts under the Adviser's management for at least one full quarter. The Penn Capital High Yield Composite consisted of 15 accounts with approximately $111 million in assets as of September 30, 1997.

(2) The CS First Boston High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the public high yield debt market. Revisions to the Index are effected weekly. The Index reflects the reinvestment of dividends.

(3) The Merrill Lynch High Yield Index consists of below investment grade corporate securities tracked by Merrill Lynch. The Index reflects the reinvestment of dividends.

The modified Bank Administration Institute (BAI) method is used to compute a time weighted rate of return in accordance with standards set by the Association of Investment Management and Research (AIMR). The performance figures for the Adviser's accounts described above are net of advisory fees and expenses. The effect of deducting operating expenses on the Fund's annualized performance, including the compounding effect over time, may be substantial.

ALL INFORMATION PRESENTED RELIES ON DATA SUPPLIED BY THE ADVISER AND STATISTICAL SERVICES, REPORTS OR OTHER SOURCES BELIEVED BY THE TRUST TO BE RELIABLE. IT HAS NOT BEEN VERIFIED OR AUDITED.

THE ADMINISTRATOR

SEI Fund Resources (the "Administrator") provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel, and facilities.

For these administrative services, the Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly, at an annual rate of .10% of the Fund's average daily net assets up to $250 million, .08% on the next $250 million of such assets, and .07% of such assets in excess of $500 million. The Fund is subject to a minimum annual fee of $75,000 for the first class of shares and $15,000 for each additional class of shares, which may be reduced at the sole discretion of the Administrator.

The Administrator also serves as shareholder servicing agent for the Trust under a shareholder servicing agreement with the Trust.

THE TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, acts as the Trust's distributor pursuant to a distribution agreement (the "Distribution Agreement"). No compensation is paid to the Distributor for its distribution services. Certain broker-dealers assist their clients in the purchase of shares from the Distributor and charge a fee for this service in addition to the Fund's public offering price.

PORTFOLIO TRANSACTIONS

The Fund may execute brokerage or other agency transactions through the Distributor for which the Distributor may receive usual and customary compensation. The Adviser obtains research information from a number of sources, including large brokerage houses, trade and financial journals and publications, corporate reports, rating service manuals, and interviews with corporate executives and other industry sources. The Adviser may select brokers on the basis of the research, statistical and pricing services they provide to the Fund, as well as on the basis of the Adviser's business relationship with the brokers. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transactions, provided that such commissions are in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that the commission is reasonable in terms of either the transaction or the overall responsibility of the Adviser to the Fund and the Adviser's other clients. The Adviser may direct commission business for the Fund to designated broker-dealers (including the Distributor) in connection with such broker-dealers' payment of certain Fund expenses.

Since shares of the Fund are not marketed through intermediary broker-dealers, the Fund does not have a practice of allocating brokerage or effecting principal transactions with broker-dealers on the basis of sales of shares which may be made through such firms. However, the Adviser may place orders for the Fund with qualified broker-dealers who refer clients to the Fund.

Some securities considered for investment by the Fund may also be appropriate for other accounts and/or clients served by the Adviser. If the purchase or sale of securities consistent with the investment policies of the Fund and another of the Adviser's accounts and/or clients are considered at or about the same time, transactions in such securities will be allocated among the Fund and the other accounts and/or clients in a manner deemed equitable by the Adviser.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on each day that the New York Stock Exchange is open for business ("Business Day"). Investors may purchase and redeem shares of the Fund directly through the Transfer Agent at: TIP Institutional Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805, by mail or wire transfer. All shareholders may place orders by telephone; when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail. Purchases and redemptions of shares of the Fund may be made on any Business Day.

The minimum initial investment in the Fund is $100,000, and subsequent purchases must be at least $5,000. The Distributor may waive these minimums at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment.

Certain brokers may assist their clients in the purchase or redemption of shares and charge a fee for this service in addition to the Fund's public offering price.

Purchases by Mail

An account may be opened by mailing a check or other negotiable bank draft (payable to the Fund) for $100,000, together with a completed Account Application to: TIP Institutional Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805. Third-Party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check (including certified or cashier's checks), redemption proceeds will not be forwarded until the check providing for the investment being redeemed has cleared (which may take up to 15 days). Subsequent investments may also be mailed directly to the Transfer Agent.

Purchases by Wire Transfer

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 98-7060-116-8; Further Credit: [Penn Capital Strategic High Yield Bond Fund]. The shareholder's name and account number must be specified in the wire.

Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-888-TIP-7654 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: TIP Institutional Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The investor's bank may impose a fee for investments by wire. Subsequent purchases may also be made by wire through the Automated Clearing House ("ACH").

General Information Regarding Purchases

A purchase request will be effective as of the day received by the Transfer Agent if the Transfer Agent (or its authorized agent) receives the purchase request in good order and payment before 4:00 p.m., Eastern time. A purchase request is in good order if it is complete and accompanied by the appropriate documentation, including an Account Application and additional documentation required. Purchase requests in good order received after 4:00 p.m., Eastern time, will be effective the next Business Day. Payment may be made by check or readily available funds. The purchase price of shares of the Fund is the Fund's net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. The Trust will not issue certificates representing shares of the Fund.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and the investor could be liable for any losses or fees incurred. The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interest of the Trust or its shareholders to accept such order.

Exchanges

Shareholders of the Fund may exchange their Institutional Class shares for Institutional Class shares of the other TIP Institutional Funds that are then offering their shares to the public. Exchanges are made at net asset value. An exchange is considered a sale of shares and may result in capital gain or loss for federal income tax purposes. The shareholder must have received a current prospectus for the new Fund before any exchange will be effected, and the exchange privilege may be exercised only in those states where shares of the new Fund may legally be sold. If the Transfer Agent (or its authorized agent) receives exchange instructions in writing or by telephone (an "Exchange Request") in good order prior 4:00 p.m., Eastern time, on any Business Day, the exchange will be effected that day. The liability of the Fund or the Transfer Agent for fraudulent or unauthorized telephone instructions may be limited as described below. The Trust reserves the right to modify or terminate this exchange offer on 60 days' notice.

Because excessive trading can hurt Fund performance and shareholders, the Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges into and out of the Funds per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.

Redemptions

Redemption requests in good order received by the Transfer Agent (or its authorized agent) prior to 4:00 p.m., Eastern time, on any Business Day will be effective that day. To redeem shares of the Fund, shareholders must place their redemption orders with the Transfer Agent (or its authorized agent) prior to 4:00 p.m., Eastern time, on any Business Day. The redemption price of shares of the Fund is the net asset value per share of the Fund next determined after the redemption order is effective. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days. Shareholders may not close their accounts by telephone.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve or ACH wire transfer. There is no charge for having a check for redemption proceeds mailed. The Custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot redeem shares of the Fund by Federal Reserve wire on Federal holidays restricting wire transfers. The Fund does not charge for ACH wire transactions; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of instructions received by telephone if they reasonably believe those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine. Such procedures may include the taping of telephone conversations.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

Valuation of Shares

The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. Net asset value per share is determined daily as of the close of business of the New York Stock Exchange (currently, 4:00 p.m., Eastern time) on any Business Day.

PERFORMANCE

From time to time, the Fund may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of the Fund refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

The Fund may periodically compare their performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may also quote the Frank Russell Company or Wilshire Associates, consulting firms that compile financial characteristics of common stocks and fixed income securities, regarding non-performance-related attributes of the Fund's portfolio. The Fund may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes. Further information concerning taxes is set forth in the Statement of Additional Information.

Tax Status of the Fund:

The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Fund intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

Tax Status of Distributions:

The Fund will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from the Fund's net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations; however, such distributions which do qualify for the dividends-received deduction may be subject to the corporate alternative minimum tax. Any net capital gains will be distributed annually and will be taxed to shareholders as gains from the sale of exchange of a capital asset held for more than one year, regardless of how long the shareholder has held shares. The Fund will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by the Fund are sold with original issue discount and thus do not make periodic cash interest payments. The Fund will be required to include as part of their current income the accrued discount on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to shareholders, the Fund may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 in the year declared, if paid by the Fund at any time during the following January. The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

Each sale, exchange or redemption of the Fund's shares is a taxable event to the shareholder.

GENERAL INFORMATION

The Trust

The Trust, an open-end management investment company, was organized under Delaware law as a business trust under a Declaration of Trust dated October 25, 1993. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional portfolios.

The Trust pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of the Trust

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

Voting Rights

Each share held entitles the Shareholder of record to one vote for each share. In other words, each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Shareholders of a Class or a Fund will vote separately on matters pertaining solely to the Class or the Fund. As a Delaware business trust, the Trust is not required to hold annual meetings of Shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

Reporting

The Trust issues unaudited financial information semiannually and audited financial statements annually for the Fund. The Trust also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

Shareholder Inquiries

Shareholder inquiries should be directed to TIP Institutional Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805, or by calling 1-888-TIP-7654. Purchases, exchanges and redemptions of shares should be made through the Transfer Agent by calling 1-888-TIP-7654.

Dividends and Distributions

Substantially all of the net investment income (excluding capital gains) of the Fund is distributed in the form of dividends at least annually. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve or ACH wire transfer.

Dividends and other distributions of the Fund are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a distribution of ordinary income or capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable distribution or dividend.

Counsel and Independent Public Accountants

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Ernst & Young LLP serves as the independent public accountants for the Trust.

Custodian

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as the custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of permitted investments for the Fund:

AMERICAN DEPOSITARY RECEIPTS ("ADRs") -- ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES -- Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

BORROWING -- The Fund may borrow money equal to 5% of its total assets for temporary purposes to meet redemptions or to pay dividends. Although the principal of any borrowing will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding.

CONVERTIBLE SECURITIES -- Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES -- Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability and willingness of sovereign obligers in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relevant size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies.

HIGH YIELD SECURITIES -- Securities rated below investment grade are often referred to as "junk bonds." Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

The high yield market is relatively new and its growth has paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund's adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore the Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect the Fund's net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

ILLIQUID SECURITIES -- Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations or maturities over 7 days in length.

LOAN PARTICIPATIONS AND ASSIGNMENTS -- Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund may be regarded as a creditor of the intermediary bank, (rather than of the underlying borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When a Fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by the Fund's adviser based on criteria approved by the Board of Trustees.

MONEY MARKET INSTRUMENTS -- Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.

RIGHTS -- Rights give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

RULE 144A SECURITIES -- Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the 1933 Act. Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange- traded securities since they may only be resold to certain qualified institutional investors. Due to the relatively limited size of this institutional market, these securities may affect the Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust's Board of Trustees.

SECURITIES LENDING -- In order to generate additional income, the Fund may lend its securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the loaned securities. The Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SHORT SALES -- A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

U.S. GOVERNMENT AGENCY OBLIGATIONS -- Certain Federal agencies, such as the Government National Mortgage Association ("GNMA"), have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

U.S. GOVERNMENT SECURITIES -- Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS -- Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interested and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

U.S. TREASURY RECEIPTS -- U.S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS -- Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the Custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement.

ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES -- Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because the Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. In the event of adverse market conditions, zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuations in value and may be less liquid than comparably rated securities paying cash interest at regular interest payment periods.

                                    APPENDIX

                      DESCRIPTION OF CORPORATE BOND RATINGS


DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S LONG-TERM RATINGS

Investment Grade


AAA     Debt rated 'AAA' has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

AA      Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A       Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB     Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal.
        Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB      Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt.
        However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.  The
        'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B       Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal.  The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC     Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC      The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.

C       The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating.  The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI      Debt rated 'CI' is reserved for income bonds on which no interest is being paid.


D       Debt is rated 'D' when the issue is in payment default, or the obligor has filed for bankruptcy.  The
        'D' rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

DESCRIPTION OF DUFF & PHELPS' LONG-TERM DEBT RATINGS

AAA      Highest credit quality.  The risk factors are negligible, being only slightly more than for risk-free
         U.S. Treasury debt.

AA+      High credit quality.  Protection factors are strong.  Risk is modest but may vary slightly from
AA-      time to time because of economic conditions.

A+       Protection factors are average but adequate.  However, risk factors are more variable and
A-       greater in periods of economic stress.


BBB+     Below average protection factors but still considered sufficient for prudent investment.
BBB-     Considerable variability in risk during economic cycles.

BB+      Below investment grade but deemed likely to meet obligations when due.  Present or
BB       prospective financial protection factors fluctuate according to industry conditions or company
BB-      fortunes.  Overall quality may move up or down frequently within this category.

B+       Below investment grade and possessing risk that obligations will not be met when due.
B        Financial protection factors will fluctuate widely according to economic cycles, industry
B-       conditions and/or company fortunes.  Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC      Well below investment grade securities.  Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD       Defaulted debt obligations.  Issuer failed to meet scheduled principal and/or interest payments.

DP       Preferred stock with dividend arrearages.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

Investment Grade Bond

AAA      Bonds considered to be investment grade and of the highest credit quality.  The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA       Bonds considered to be investment grade and of very high credit quality.  The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'.



         Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A        Bonds considered to be investment grade and of high credit quality.  The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB      Bonds considered to be investment grade and of satisfactory credit quality.  The obligor's ability to pay interest and repay principal is considered to be adequate.  Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment.  The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade Bond

BB       Bonds are considered speculative.  The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.  However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B        Bonds are considered highly speculative.  While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC      Bonds have certain identifiable characteristics which, if not remedied, may lead to default.  The ability to meet obligations requires an advantageous business and economic environment.

CC       Bonds are minimally protected.  Default in payment of interest and/or principal seems probable over time.

C        Bonds are in imminent default in payment of interest or principal.

DDD, DD,
and D    Bonds are in default on interest and/or principal payments.  Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor.  'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

DESCRIPTION OF IBCA'S LONG-TERM RATINGS

AAA      Obligations for which there is the lowest expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

AA       Obligations for which there is a very low expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial.  Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.


A        Obligations for which there is a low expectation of investment risk.  Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

BBB      Obligations for which there is currently a low expectation of investment risk.  Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

BB       Obligations for which there is a possibility of investment risk developing.  Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

B        Obligations for which investment risk exists.  Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

CCC      Obligations for which there is a current perceived possibility of default.  Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions.

CC       Obligations which are highly speculative or which have a high risk of default.

C        Obligations which are currently in default.

DESCRIPTION OF THOMSON BANKWATCH'S LONG-TERM DEBT RATINGS

Investment Grade

AAA      The highest category; indicates that the ability to repay principal and interest on a timely basis is very high.

AA       The second-highest category; indicates a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A        The third-highest category; indicates the ability to repay principal and interest is strong.  Issues rated
         "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB      The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest.  Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade

BB       While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues.  However, there are significant uncertainties that could affect the ability to adequately service debt obligations.


B        Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues.  Adverse developments could well negatively affect the payment of interest and principal on a timely basis.

CCC      Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC       "CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D        Default

Trust:
TIP INSTITUTIONAL FUNDS


Fund:
PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND


Adviser:
PENN CAPITAL MANAGEMENT COMPANY, INC.


Distributor:
SEI INVESTMENTS DISTRIBUTION CO.


Administrator:
SEI FUND RESOURCES


Legal Counsel:
MORGAN, LEWIS & BOCKIUS LLP


Independent Auditors:
ERNST & YOUNG LLP

                             TIP INSTITUTIONAL FUNDS
                           (formerly, The Solon Funds)

                               Investment Adviser:
                      PENN CAPITAL MANAGEMENT COMPANY, INC.

TIP Institutional Funds (formerly, The Solon Funds) (the "Trust") provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers Adviser Class shares of the following mutual fund (the "Fund"), which is a separate series of the Trust:

                   PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND

This Prospectus concisely sets forth the information about the Trust and the Fund that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated March 1, 1998, has been filed with the Securities and Exchange Commission, and is available without charge by calling 1-888-TIP-7654. The Statement of Additional Information is incorporated into this Prospectus by reference.


THE STRATEGIC HIGH YIELD BOND FUND INVESTS PRIMARILY, AND MAY INVEST ALL OF ITS ASSETS IN LOWER RATED BONDS, COMMONLY REFERRED TO AS "JUNK BONDS." THESE SECURITIES ARE SPECULATIVE AND ARE SUBJECT TO GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST THAN INVESTMENTS IN HIGHER RATED BONDS. BECAUSE INVESTMENT IN SUCH SECURITIES ENTAILS GREATER RISKS, INCLUDING RISK OF DEFAULT, AN INVESTMENT IN THE STRATEGIC HIGH YIELD BOND FUND SHOULD NOT CONSTITUTE A COMPLETE INVESTMENT PROGRAM AND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. INVESTORS SHOULD CAREFULLY CONSIDER THE RISKS POSED BY AN INVESTMENT IN THE STRATEGIC HIGH YIELD BOND FUND BEFORE INVESTING. SEE INVESTMENT OBJECTIVES AND POLICIES," "RISK FACTORS" AND THE "APPENDIX."

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

March 1, 1998

                                TABLE OF CONTENTS


Summary  ..................................................................  3
Expense Summary............................................................  5
The Trust and the Fund.....................................................  6
Investment Objective.......................................................  6
Investment Policies........................................................  6
Risk Factors................................................................ 9
Investment Limitations..................................................... 11
The Adviser................................................................ 11
The Administrator.......................................................... 13
The Transfer Agent......................................................... 13
The Distributor and Shareholder Servicing Agent............................ 13
Portfolio Transactions..................................................... 13
Purchase and Redemption of Shares.......................................... 14
Performance................................................................ 18
Taxes    .................................................................. 18
General Information........................................................ 20
Description of Permitted Investments and Risk Factors...................... 22

                                     SUMMARY

The following provides basic information about Adviser Class shares of the Penn Capital Strategic High Yield Bond Fund (the "Strategic High Yield Fund" or the "Fund"). The Fund is one of the four mutual funds comprising TIP Institutional Funds (formerly, The Solon Funds) (the "Trust"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

What is the Fund's investment objective and its primary policies?

Penn Capital Strategic High Yield Bond Fund

The Strategic High Yield Fund seeks to maximize income through high current yield and, as a secondary objective, to produce above average capital appreciation. The Fund invests primarily in a diversified portfolio of high yield bonds and other high yield securities.

What are the risks involved with investing in the Fund? The investment policies of the Fund entail certain risks and considerations of which investors should be aware. The Fund may invest in securities that fluctuate in value, and investors should expect the Fund's net asset value per share to fluctuate in value. The value of equity securities may be affected by the financial markets as well as by developments impacting specific issuers. The values of fixed income securities tend to vary inversely with interest rates, and may be affected by market and economic factors, as well as by developments impacting specific issuers. The Fund invests in non-investment grade fixed income securities that have speculative characteristics. These securities may be volatile and are subject to greater amounts of credit risk than investment grade issuers.

For more information about the Fund, see "Investment Objective," "Investment Policies," "Risk Factors," and "Description of Permitted Investments and Risk Factors."

Who is the Adviser? Penn Capital Management Company, Inc. (the "Adviser"), serves as the investment adviser to the Fund. See "Expense Summary" and "The Adviser."

Who is the Administrator? SEI Fund Resources (the "Administrator") serves as the administrator and shareholder servicing agent for the Fund. See "Expense Summary" and "The Administrator."

Who is the Distributor? SEI Investments Distribution Co. (the "Distributor") serves as the distributor of the Fund's shares. See "The Distributor and Shareholder Servicing Agent."

Who is the Transfer Agent? DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Trust. See "The Transfer Agent."

Is there a sales load?  No, shares of the Fund are offered on a no-load basis.

Is there a minimum investment? The Fund requires $10,000 minimum initial investment, which the Distributor may waive at its discretion.

How do I purchase and redeem shares? Purchases and redemptions may be made through the Transfer Agent on each day that the New York Stock Exchange is open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent (or its authorized agent) receives the order and payment, by check or in readily available funds, prior to 4:00 p.m., Eastern time. Redemption orders received by the Transfer Agent prior to 4:00 p.m., Eastern time, on any Business Day will be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day (generally, 4:00 p.m., Eastern Time) the order is effective. See "Purchase and Redemption of Shares."

How are distributions paid? The Fund distributes substantially all of its net investment income (exclusive of capital gains) in the form of periodic dividends. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Dividends and Distributions."

                                 EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases.............................................None
Sales Load Imposed on Reinvested Dividends..................................None
Deferred Sales Load.........................................................None
Redemption Fees (1).........................................................None
Exchange Fees...............................................................None

--------------------------------------------------------------------------------

(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------

                                                                     Strategic
                                                                    High Yield
                                                                       Fund
Advisory Fees (1)
12b-1 Fees                                                             .55%
Other Expenses (after expense                                          None
reimbursements, if applicable) (2)                                     .38%
Total Operating Expenses (after
fee waivers or expense reimbursements) (3)
                                                                       .93%
================================================================================
--------------------------------------------------------------------------------

(1) The Adviser has agreed, on a voluntary basis, to waive its advisory fees to the extent necessary to keep the "Total Operating Expenses" of the Fund during the current fiscal year from exceeding .93%. The Adviser reserves the right to terminate its waivers at any time in its sole discretion.

(2) Absent expense reimbursements by the Adviser, "Other Expenses" for the Strategic High Yield Fund are estimated to be .83%. Other Expenses includes a shareholder servicing fee of .25%.

(3) Absent fee waivers or expense reimbursements, "Total Operating Expenses" for the Fund would be 1.38%, based on current expectations and assumptions.

EXAMPLE
--------------------------------------------------------------------------------


You would pay the following expenses on a $1,000 investment in                    1 years       3 years
the Fund assuming (1) a 5% annual return and (2) redemption at the                -------       -------
end of each time period.

         Strategic High Yield Fund                                                   $9           $30

================================================================================
--------------------------------------------------------------------------------

THE EXAMPLE IS BASED UPON TOTAL OPERATING EXPENSES OF THE FUND AFTER WAIVERS AND REIMBURSEMENTS, AS SHOWN IN THE EXPENSE TABLE. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Fund. Additional information may be found under "The Advisers" and "The Administrator."

THE TRUST AND THE FUND

TIP Institutional Funds (formerly, The Solon Funds) (the "Trust") offers shares in four mutual funds. Each share of each mutual fund represents an undivided, proportionate interest in that mutual fund. This Prospectus offers Adviser Class shares of the Trust's the Penn Capital Strategic High Yield Bond Fund (the "Strategic High Yield Fund" or the "Fund").

INVESTMENT OBJECTIVE

Penn Capital Strategic High Yield Bond Fund -- The Strategic High Yield Fund seeks to maximize income through high current yield and, as a secondary objective, to produce above average capital appreciation.

There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES

Penn Capital Strategic High Yield Bond Fund -- The Strategic High Yield Fund invests primarily (and, under normal conditions, at least 65% of its total assets) in a diversified portfolio of high yield securities (otherwise known as "junk bonds"). Securities and other financial instruments of issuers that may or may not be paying interest on a current basis and that are currently experiencing financial difficulties including, potentially, companies which are undergoing or are likely to undergo financial restructuring or liquidation, both under and outside of Federal Bankruptcy Code proceedings, are also included in the high yield universe and may be acquired by the Fund. The Fund invests primarily in publicly traded securities, and, to a lesser extent, privately placed restricted securities and other financial instruments for which there is a more limited trading market.

Penn Capital Management Company, Inc. (the "Adviser"), believes that the market for high yield securities is relatively inefficient compared to other securities due to the limited availability of information on such securities, the lack of extensive institutional research coverage of and market making activity with respect to many issuers of such securities, the complexity and difficulty of evaluation of such securities, and the limited liquidity, at times, of such securities. The Adviser intends to exploit these inefficiencies using its knowledge and experience in the high yield market. The Adviser seeks to reduce risk through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The Fund will invest primarily in securities rated BB+ or Ba1 or lower by Standard & Poor's Corporation ("S&P") and/or Moody's Investors Service, Inc. ("Moody's"), and may invest in non-rated securities and in securities rated in the lowest rating category established by S&P and/or Moody's. See Appendix A for a discussion of these ratings. Any remaining assets may be invested in equity securities and investment grade fixed income securities. In addition, the Fund may engage in short sales against the box.

For a further description of these types of instruments and the risk factors associated with them, see "Description of Permitted Investments and Risk Factors" in the Statement of Additional Information.

THE FUND

The Fund may invest in repurchase agreements, which entail a risk of loss should the seller default on its obligation to repurchase the security which is the subject of the transaction.

The Fund may participate in a securities lending program, which entails a risk of loss should a borrower fail financially.

The Fund may purchase Rule 144A securities. For a further description of these securities, see "Rule 144A Securities" in the "Description of Permitted Investments and Risk Factors."

The Fund may invest in certain instruments such as certain types of mortgage securities and when-issued securities. The Fund may also invest in federal, state and municipal government obligations, investment grade corporate bonds, foreign securities, including emerging market securities, zero coupon, pay-in-kind and deferred payment bonds, money market instruments, shares of other investment companies and cash equivalents, and may invest up to 20% of its assets in American Depository Receipts (ADRs).

Investments in floating rate securities (floaters) and inverse floating rate securities (inverse floaters) and mortgage-backed securities (mortgage securities), including principal-only and interest-only stripped mortgage-backed securities (SMBs), may be highly sensitive to interest rate changes, and highly sensitive to the rate of principal payments (including prepayments on underlying mortgage assets).

The Fund may invest up to 15% of its net assets in illiquid securities, and for temporary defensive purposes, may invest up to 100% of its total assets in money market instruments (including U.S. Government securities, bank obligations, commercial paper rated in the highest rating category by a nationally recognized statistical rating organization ("NRSRO")) and shares of money market investment companies, and may hold a portion of its assets in cash.

Additionally, the Fund may, although it has no present intention to do so, invest a portion of its assets in derivatives, including futures contracts, options, forwards and swaps, caps, floors and collars. Futures contracts, options, options on futures contracts, forwards and swaps entail certain costs and risks, including imperfect correlation between the value of the securities held by the Fund and the value of the particular derivative instrument, and the risk that the Fund could not close out a futures or options position when it would be most advantageous to do so. These investments and techniques require the Fund to segregate some or all of its cash or liquid securities to cover its obligations pursuant to such instruments or techniques. As asset segregation reaches certain levels, the Fund may lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations and may be forced to sell other securities that it wanted to retain or to realize unintended gains or losses.

RISK FACTORS

Prospective investors in the Fund should consider the following factors as they apply to the Fund's allowable investments and policies.

Equity Securities -- The Fund may invest in public and privately issued equity securities, including common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. An investment in such funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

Fixed Income Securities -- The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the investing Fund's net asset value.

Investment grade bonds include securities rated BBB- by S&P and/or Baa3 by Moody's or higher, which may be regarded as having speculative characteristics as to repayment of principal.

High Yield Securities -- High yield securities include, but are not limited to, bonds and preferred stock paying current cash coupons or dividends, payment-in-kind bonds and preferred stock, zero coupon bonds, interests in term loans and in revolving credit facilities (or combinations thereof), convertible securities, units of bonds and warrants or stock, and other securities and financial instruments, including those on which the issuer is unable to pay stated dividends or interest payments on a current basis. Investments in high yield securities involve market risks, credit risks and call risks. Market risks relate to general interest rate fluctuations. As the general level of interest rates rise, the market price of medium and long-term securities to general interest rates fluctuates. High yield securities are generally medium term bonds and therefore are less sensitive than long-term securities to general interest rate fluctuations. Credit risks relate to the continuing ability of the issuer of a security to pay the stated interest or dividends and ultimately to repay principal upon maturity. Discontinuation of such payments could substantially adversely affect the market price of the security. Call risks arise from early call features that many high-yield securities contain. In addition, the Funds may invest in securities on which the issuer is not currently paying the full amount, or any, of the stated interest or dividends.

The high yield market consists primarily of fixed income securities that are not rated or that are rated below investment grade (i.e., Ba1 or lower rating by Moody's and/or BB+ or lower by S&P), including securities of issuers subject to proceedings under the Federal Bankruptcy Code. The market for such securities is relatively inefficient due to its complexity and the limited availability of information on such securities. Most of these securities pay high current yield, which provides a cushion against potential price volatility so long as current payments are continued.

Securities of Foreign Issuers -- The Fund may invest to a limited extent in securities of foreign issuers and in sponsored and unsponsored ADRs. Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation than are those in the United States. Investments in securities of foreign issuers are frequently denominated in foreign currencies and the value of the Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies.

Moreover, investments in emerging market nations may be considered speculative, and there may be a greater potential for nationalization, expropriation or adverse diplomatic developments (including war) or other events which could adversely effect the economies of such countries or investments in such countries. The Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economics of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market country debt securities, the Fund's investment in government, government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. The

Fund may have limited recourse in the event of default on such debt instruments.

Portfolio Turnover--The annual portfolio turnover rate for the Fund, under normal circumstances, is not expected to exceed 200%. An annual portfolio turnover rate in excess of 100% may result from the Adviser's investment strategy or from prevailing market conditions. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain. See "Taxes."

INVESTMENT LIMITATIONS

The investment objectives of the Fund and certain of the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of the Fund. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of that Fund's outstanding shares.

1. The Fund may not: (i) purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets.

2. The Fund may not purchase any securities which would cause 25% or more of the total assets of such Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. The Fund may not borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowings exceed 5% of its total assets.

The foregoing percentages (except the limitation on borrowing) will apply at the time of the purchase of a security.

THE ADVISER

Penn Capital Management Company, Inc.
-------------------------------------
Penn Capital Management Company, Inc. ("Penn Capital" ), 52 Haddonfield-Berlin Road, Suite 1000, Cherry Hill, New Jersey 08034, is a professional investment management firm founded in 1987 and registered as an investment adviser under the Investment Advisers Act of 1940. Richard

A. Hocker is a founding partner and Chief Investment Officer of Penn Capital, which manages the investment portfolios of institutions and high net worth individuals, and which currently has assets under management of approximately $500 million. Penn Capital employs a staff of 17 and manages monies in a variety of investment styles through either separate account management or one of its private investment funds.

Penn Capital serves as the investment adviser for the Strategic High Yield Fund under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, Penn Capital makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Funds' investment programs, subject to the supervision of, and policies established by, the Trustees of the Trust.

For its services, Penn Capital is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .55% of the average daily net assets of the Strategic High Yield Fund. Penn Capital has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses of the Strategic High Yield Fund in order to limit its total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than .93%. Penn Capital reserves the right, in its sole discretion, to terminate these voluntary fee waivers and reimbursements at any time.

The Fund is managed by a team consisting of certain principals of Penn Capital, including co-managers Richard A. Hocker and Kathleen A. News.

Prior to founding the Adviser, Mr. Hocker was a shareholder and Senior Portfolio Manager of Delaware Management Co., an investment management firm which, during Mr. Hocker's tenure, increased its assets under management from $300 million to $21 billion. At Delaware Management Co., Mr. Hocker was instrumental in developing and managing a variety of mutual funds, including the Delchester Bond Fund, one of the nation's first high yield bond mutual funds, and where he personally managed, at one point, approximately $2 billion of assets. In addition, he was responsible for creating and managing accounts for Delaware's first ERISA clients.

Kathleen A. News, a co-founder of the Adviser, serves as the Managing Director of the Adviser and co-portfolio manager of the Strategic High Yield Fund. Ms. News has over 20 years of investment experience at both the Adviser and Delaware Management Co., including over 10 years managing high yield portfolios. While at Delaware, Ms. News served as a portfolio manager for Delaware Cash Reserve, as well as managing fixed income accounts for various Fortune 500 institutions.

PAST PERFORMANCE OF THE ADVISER

In December 1989, the Adviser instituted a managed "active" high yield investment philosophy which concentrates in riskier, high yield securities and financial instruments, and which may modestly overweigh investments in a single industry, issuer or class of security. This "active" philosophy had been developed over a lengthy period of time by the Adviser's portfolio managers.

The following table presents historical "composite" performance data for all discretionary "active" high yield accounts that are managed in a manner that is equivalent in all material respects to how the Adviser will manage the Fund. This table also compares the performance of these accounts against the CS First Boston High Yield Index and the Merrill Lynch High Yield Index. The computed rates of return include the impact of capital appreciation as well as the reinvestment of interest and dividends. This data does not indicate how the Strategic High Yield Fund may perform in the future.


                                           PENN CAPITAL               CS FIRST BOSTON         MERRILL LYNCH HIGH
TIME PERIOD                           HIGH YIELD COMPOSITE(1)         HIGH YIELD INDEX(2)        YIELD INDEX(3)

One year ended 9/30/97:                     14.66%                          15.73%                    14.31%
Three years ended 9/30/97:                  17.13%                          13.50%                    13.76%
Five years ended 9/30/97:                   16.00%                          11.84%                    11.47%
Since Inception (12/31/89):                 20.34%                          13.69%                    13.01%


(1) Penn Capital's High Yield Composite is a dollar weighted composite of fully discretionary, separately managed "active" high yield accounts under the Adviser's management for at least one full quarter. The Penn Capital High Yield Composite consisted of 15 accounts with approximately $111 million in assets as of September 30, 1997.

(2) The CS First Boston High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the public high yield debt market. Revisions to the Index are effected weekly. The Index reflects the reinvestment of dividends.

(3) The Merrill Lynch High Yield Index consists of below investment grade corporate securities tracked by Merrill Lynch. The Index reflects the reinvestment of dividends.

The modified Bank Administration Institute (BAI) method is used to compute a time weighted rate of return in accordance with standards set by the Association of Investment Management and Research (AIMR). The performance figures for the Adviser's accounts described above are net of advisory fees and expenses. The effect of deducting operating expenses on the Fund's annualized performance, including the compounding effect over time, may be substantial.

ALL INFORMATION PRESENTED RELIES ON DATA SUPPLIED BY THE ADVISER AND STATISTICAL SERVICES, REPORTS OR OTHER SOURCES BELIEVED BY THE TRUST TO BE RELIABLE. IT HAS NOT BEEN VERIFIED OR AUDITED.

THE ADMINISTRATOR

SEI Fund Resources (the "Administrator") provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel, and facilities.

For these administrative services, the Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly, at an annual rate of .10% of the Fund's average daily net assets up to $250 million, .08% on the next $250 million of such assets, and .07% of such assets in excess of $500 million. The Fund is subject to a minimum annual fee of $75,000 for the first class of shares and $15,000 for each additional class of shares, which may be reduced at the sole discretion of the Administrator.

THE TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust.

THE DISTRIBUTOR AND SHAREHOLDER SERVICING AGENT

SEI Investments Distribution Co. (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, acts as the Trust's distributor pursuant to a distribution agreement (the "Distribution Agreement"). No compensation is paid to the Distributor for its distribution services. Certain broker-dealers assist their clients in the purchase of shares from the Distributor and charge a fee for this service in addition to the Fund's public offering price.

The Fund has adopted a shareholder service plan for Adviser Class shares (the "Adviser Class Service Plan") under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefor. Under the Adviser Class Service Plan, the Distributor may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements, the Distributor may retain as profit any difference between the fee it receives and the amount it pays such third parties. In addition, the Fund may enter into such arrangements directly. Under the Adviser Class Service Plan, the Distributor is entitled to receive a fee at a negotiated annual rate of up to .25% of the Fund's average daily net assets attributable to Adviser Class shares that are subject to the arrangement in return for provision of a broad range of shareholder and administrative services, including: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided for investments; changing dividend options; account designations and addresses; providing sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.

PORTFOLIO TRANSACTIONS

The Fund may execute brokerage or other agency transactions through the Distributor for which the Distributor may receive usual and customary compensation. The Adviser obtains research information from a number of sources, including large brokerage houses, trade and financial journals and publications, corporate reports, rating service manuals, and interviews with corporate executives and other industry sources. The Adviser may select brokers on the basis of the research, statistical and pricing services they provide to the Fund, as well as on the basis of the Adviser's business relationship with the brokers. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transactions, provided that such commissions are in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that the commission is reasonable in terms of either the transaction or the overall responsibility of the Adviser to the Fund and the Adviser's other clients. The Adviser may direct commission business for the Fund to designated broker-dealers (including the Distributor) in connection with such broker-dealers' payment of certain Fund expenses.

Since shares of the Fund are not marketed through intermediary broker-dealers, the Fund does not have a practice of allocating brokerage or effecting principal transactions with broker-dealers on the basis of sales of shares which may be made through such firms. However, the Adviser may place orders for the Fund with qualified broker-dealers who refer clients to the Fund.

Some securities considered for investment by the Fund may also be appropriate for other accounts and/or clients served by the Adviser. If the purchase or sale of securities consistent with the investment policies of the Fund and another of the Adviser's accounts and/or clients are considered at or about the same time, transactions in such securities will be allocated among the Fund and the other accounts and/or clients in a manner deemed equitable by the Adviser.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on each day that the New York Stock Exchange is open for business ("Business Day"). Investors may purchase and redeem shares of the Fund directly through the Transfer Agent at: TIP Institutional Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805, by mail or wire transfer. All shareholders may place orders by telephone; when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail. Purchases and redemptions of shares of the Fund may be made on any Business Day.

The minimum initial investment in the Fund is $10,000, and subsequent purchases must be at least $1,000. The Distributor may waive these minimums at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment.

Certain brokers may assist their clients in the purchase or redemption of shares and charge a fee for this service in addition to the Fund's public offering price.

Purchases by Mail

An account may be opened by mailing a check or other negotiable bank draft (payable to the Fund) for $10,000, together with a completed Account Application to: TIP Institutional Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805. Third-Party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check (including certified or cashier's checks), redemption proceeds will not be forwarded until the check providing for the investment being redeemed has cleared (which may take up to 15 days). Subsequent investments may also be mailed directly to the Transfer Agent.

Purchases by Wire Transfer

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 98-7060-116-8; Further Credit: [Penn Capital Strategic High Yield Bond Fund]. The shareholder's name and account number must be specified in the wire.

Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-888-TIP-7654 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: TIP Institutional Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The investor's bank may impose a fee for investments by wire. Subsequent purchases may also be made by wire through the Automated Clearing House ("ACH").

General Information Regarding Purchases

A purchase request will be effective as of the day received by the Transfer Agent if the Transfer Agent (or its authorized agent) receives the purchase request in good order and payment before 4:00 p.m., Eastern time. A purchase request is in good order if it is complete and accompanied by the appropriate documentation, including an Account Application and additional documentation required. Purchase requests in good order received after 4:00 p.m., Eastern time, will be effective the next Business Day. Payment may be made by check or readily available funds. The purchase price of shares of the Fund is the Fund's net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. The Trust will not issue certificates representing shares of the Fund.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and the investor could be liable for any losses or fees incurred. The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interest of the Trust or its shareholders to accept such order.

Exchanges

Shareholders of the Fund may exchange their Adviser Class shares for Adviser Class shares of the other TIP Institutional Funds that are then offering their shares to the public. Exchanges are made at net asset value. An exchange is considered a sale of shares and may result in capital gain or loss for federal income tax purposes. The shareholder must have received a current prospectus for the new Fund before any exchange will be effected, and the exchange privilege may be exercised only in those states where shares of the new Fund may legally be sold. If the Transfer Agent (or its authorized agent) receives exchange instructions in writing or by telephone (an "Exchange Request") in good order prior 4:00 p.m., Eastern time, on any Business Day, the exchange will be effected that day. The liability of the Fund or the Transfer Agent for fraudulent or unauthorized telephone instructions may be limited as described below. The Trust reserves the right to modify or terminate this exchange offer on 60 days' notice.

Because excessive trading can hurt Fund performance and shareholders, the Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges into and out of the Funds per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.

Redemptions

Redemption requests in good order received by the Transfer Agent (or its authorized agent) prior to 4:00 p.m., Eastern time, on any Business Day will be effective that day. To redeem shares of the Fund, shareholders must place their redemption orders with the Transfer Agent (or its authorized agent) prior to 4:00 p.m., Eastern time, on any Business Day. The redemption price of shares of the Fund is the net asset value per share of the Fund next determined after the redemption order is effective. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days. Shareholders may not close their accounts by telephone.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve or ACH wire transfer. There is no charge for having a check for redemption proceeds mailed. The Custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot redeem shares of the Fund by Federal Reserve wire on Federal holidays restricting wire transfers. The Fund does not charge for ACH wire transactions; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of instructions received by telephone if they reasonably believe those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine. Such procedures may include the taping of telephone conversations.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

Valuation of Shares

The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. Net asset value per share is determined daily as of the close of business of the New York Stock Exchange (currently, 4:00 p.m., Eastern time) on any Business Day.

PERFORMANCE

From time to time, the Fund may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of the Fund refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

The Fund may periodically compare their performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may also quote the Frank Russell Company or Wilshire Associates, consulting firms that compile financial characteristics of common stocks and fixed income securities, regarding non-performance-related attributes of the Fund's portfolio. The Fund may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes. Further information concerning taxes is set forth in the Statement of Additional Information.

Tax Status of the Fund:

The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Fund intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

Tax Status of Distributions:

The Fund will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from the Fund's net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations; however, such distributions which do qualify for the dividends-received deduction may be subject to the corporate alternative minimum tax. Any net capital gains will be distributed annually and will be taxed to shareholders as gains from the sale of exchange of a capital asset held for more than one year, regardless of how long the shareholder has held shares. The Fund will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by the Fund are sold with original issue discount and thus do not make periodic cash interest payments. The Fund will be required to include as part of their current income the accrued discount on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to shareholders, the Fund may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 in the year declared, if paid by the Fund at any time during the following January. The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

Each sale, exchange or redemption of the Fund's shares is a taxable event to the shareholder.

GENERAL INFORMATION

The Trust

The Trust, an open-end management investment company, was organized under Delaware law as a business trust under a Declaration of Trust dated October 25, 1993. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional portfolios.

The Trust pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of the Trust

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

Voting Rights

Each share held entitles the Shareholder of record to one vote for each share. In other words, each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Shareholders of a Class or a Fund will vote separately on matters pertaining solely to the Class or the Fund. As a Delaware business trust, the Trust is not required to hold annual meetings of Shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

Reporting

The Trust issues unaudited financial information semiannually and audited financial statements annually for the Fund. The Trust also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

Shareholder Inquiries

Shareholder inquiries should be directed to TIP Institutional Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805, or by calling 1-888-TIP-7654. Purchases, exchanges and redemptions of shares should be made through the Transfer Agent by calling 1-888-TIP-7654.

Dividends and Distributions

Substantially all of the net investment income (excluding capital gains) of the Fund is distributed in the form of dividends at least annually. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve or ACH wire transfer.

Dividends and other distributions of the Fund are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a distribution of ordinary income or capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable distribution or dividend.

Counsel and Independent Public Accountants

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Ernst & Young LLP serves as the independent public accountants for the Trust.

Custodian

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as the custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of permitted investments for the Fund:

AMERICAN DEPOSITARY RECEIPTS ("ADRs") -- ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES -- Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

BORROWING -- The Fund may borrow money equal to 5% of its total assets for temporary purposes to meet redemptions or to pay dividends. Although the principal of any borrowing will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding.

CONVERTIBLE SECURITIES -- Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES -- Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability and willingness of sovereign obligers in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relevant size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies.

HIGH YIELD SECURITIES -- Securities rated below investment grade are often referred to as "junk bonds." Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

The high yield market is relatively new and its growth has paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund's adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore the Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect the Fund's net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

ILLIQUID SECURITIES -- Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations or maturities over 7 days in length.

LOAN PARTICIPATIONS AND ASSIGNMENTS -- Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund may be regarded as a creditor of the intermediary bank, (rather than of the underlying borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When a Fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by the Fund's adviser based on criteria approved by the Board of Trustees.

MONEY MARKET INSTRUMENTS -- Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.

RIGHTS -- Rights give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

RULE 144A SECURITIES -- Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the 1933 Act. Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional investors. Due to the relatively limited size of this institutional market, these securities may affect the Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust's Board of Trustees.

SECURITIES LENDING -- In order to generate additional income, the Fund may lend its securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the loaned securities. The Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SHORT SALES -- A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

U.S. GOVERNMENT AGENCY OBLIGATIONS -- Certain Federal agencies, such as the Government National Mortgage Association ("GNMA"), have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

U.S. GOVERNMENT SECURITIES -- Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS -- Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interested and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

U.S. TREASURY RECEIPTS -- U.S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS -- Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the Custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement.

ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES -- Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because the Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. In the event of adverse market conditions, zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuations in value and may be less liquid than comparably rated securities paying cash interest at regular interest payment periods.

                                    APPENDIX

                      DESCRIPTION OF CORPORATE BOND RATINGS


DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S LONG-TERM RATINGS

Investment Grade


AAA     Debt rated 'AAA' has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

AA      Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A       Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB     Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal.
        Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB      Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt.
        However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.  The
        'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B       Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal.  The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC     Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC      The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.

C       The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating.  The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI      Debt rated 'CI' is reserved for income bonds on which no interest is being paid.


D       Debt is rated 'D' when the issue is in payment default, or the obligor has filed for bankruptcy.  The
        'D' rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

DESCRIPTION OF DUFF & PHELPS' LONG-TERM DEBT RATINGS

AAA      Highest credit quality.  The risk factors are negligible, being only slightly more than for risk-free
         U.S. Treasury debt.

AA+      High credit quality.  Protection factors are strong.  Risk is modest but may vary slightly from
AA-      time to time because of economic conditions.

A+       Protection factors are average but adequate.  However, risk factors are more variable and
A-       greater in periods of economic stress.


BBB+     Below average protection factors but still considered sufficient for prudent investment.
BBB-     Considerable variability in risk during economic cycles.

BB+      Below investment grade but deemed likely to meet obligations when due.  Present or
BB       prospective financial protection factors fluctuate according to industry conditions or company
BB-      fortunes.  Overall quality may move up or down frequently within this category.

B+       Below investment grade and possessing risk that obligations will not be met when due.
B        Financial protection factors will fluctuate widely according to economic cycles, industry
B-       conditions and/or company fortunes.  Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC      Well below investment grade securities.  Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD       Defaulted debt obligations.  Issuer failed to meet scheduled principal and/or interest payments.

DP       Preferred stock with dividend arrearages.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

Investment Grade Bond

AAA      Bonds considered to be investment grade and of the highest credit quality.  The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA       Bonds considered to be investment grade and of very high credit quality.  The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'.

                                       A-3


         Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A        Bonds considered to be investment grade and of high credit quality.  The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB      Bonds considered to be investment grade and of satisfactory credit quality.  The obligor's ability to pay interest and repay principal is considered to be adequate.  Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment.  The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade Bond

BB       Bonds are considered speculative.  The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.  However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B        Bonds are considered highly speculative.  While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC      Bonds have certain identifiable characteristics which, if not remedied, may lead to default.  The ability to meet obligations requires an advantageous business and economic environment.

CC       Bonds are minimally protected.  Default in payment of interest and/or principal seems probable over time.

C        Bonds are in imminent default in payment of interest or principal.

DDD, DD,
and D    Bonds are in default on interest and/or principal payments.  Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor.  'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

DESCRIPTION OF IBCA'S LONG-TERM RATINGS

AAA      Obligations for which there is the lowest expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

AA       Obligations for which there is a very low expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial.  Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                                       A-4



A        Obligations for which there is a low expectation of investment risk.  Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

BBB      Obligations for which there is currently a low expectation of investment risk.  Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

BB       Obligations for which there is a possibility of investment risk developing.  Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

B        Obligations for which investment risk exists.  Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

CCC      Obligations for which there is a current perceived possibility of default.  Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions.

CC       Obligations which are highly speculative or which have a high risk of default.

C        Obligations which are currently in default.

DESCRIPTION OF THOMSON BANKWATCH'S LONG-TERM DEBT RATINGS

Investment Grade

AAA      The highest category; indicates that the ability to repay principal and interest on a timely basis is very high.

AA       The second-highest category; indicates a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A        The third-highest category; indicates the ability to repay principal and interest is strong.  Issues rated
         "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB      The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest.  Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade

BB       While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues.  However, there are significant uncertainties that could affect the ability to adequately service debt obligations.



B        Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues.  Adverse developments could well negatively affect the payment of interest and principal on a timely basis.

CCC      Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC       "CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D        Default

Trust:
TIP INSTITUTIONAL FUNDS


Fund:
PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND


Adviser:
PENN CAPITAL MANAGEMENT COMPANY, INC.


Distributor:
SEI INVESTMENTS DISTRIBUTION CO.


Administrator:
SEI FUND RESOURCES


Legal Counsel:
MORGAN, LEWIS & BOCKIUS LLP


Independent Auditors:
ERNST & YOUNG LLP

                            TIP INSTITUTIONAL FUNDS
                          (formerly, The Solon Funds)

                  PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND
                          TURNER MICRO CAP GROWTH FUND

                              Investment Advisers:
                     PENN CAPITAL MANAGEMENT COMPANY, INC.
                        TURNER INVESTMENT PARTNERS, INC.

This Statement of Additional Information is not a prospectus and relates only to the Penn Capital Strategic High Yield Bond Fund (the "High Yield Fund"), and the Turner Micro Cap Growth Fund (the "Micro Cap Fund"), (each a "Fund" and, together, the "Funds"). It is intended to provide additional information regarding the activities and operations of the TIP Institutional Funds (formerly, The Solon Funds) (the "Trust") and should be read in conjunction with the Funds' Prospectus dated March 1, 1998. The Prospectus may be obtained without charge by calling 1-888-TIP-7654.

                                TABLE OF CONTENTS

THE TRUST...................................................................S-2
DESCRIPTION OF PERMITTED INVESTMENTS........................................S-2
INVESTMENT LIMITATIONS......................................................S-8
THE ADVISERS...............................................................S-10
THE ADMINISTRATOR..........................................................S-11
THE DISTRIBUTOR............................................................S-12
TRUSTEES AND OFFICERS OF THE TRUST.........................................S-12
COMPUTATION OF YIELD AND TOTAL RETURN......................................S-15
PURCHASE AND REDEMPTION OF SHARES..........................................S-16
DETERMINATION OF NET ASSET VALUE...........................................S-17
TAXES......................................................................S-17
PORTFOLIO TRANSACTIONS.....................................................S-18
DESCRIPTION OF SHARES......................................................S-21
SHAREHOLDER LIABILITY......................................................S-21
LIMITATION OF TRUSTEES' LIABILITY..........................................S-21
APPENDIX ...................................................................A-1

March 1, 1998

THE TRUST

This Statement of Additional Information relates only to the Penn Capital Strategic High Yield Bond Fund (the "High Yield Fund") and the Turner Micro Cap Growth Fund (the "Micro Cap Fund") (each a "Fund" and, together, the "Funds"). Each Fund is a separate series of the TIP Institutional Funds (formerly, The Solon Funds) (the "Trust"), a diversified, open-end management investment company established as a Delaware business trust under a Declaration of Trust dated October 25, 1993. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. The Trust also offers Institutional Class and Adviser Class shares in the Solon Short Duration Government Funds - One Year Portfolio and the Solon Short Duration Government Funds - Three Year Portfolio, and Adviser Class shares of the High Yield Fund. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Funds.

DESCRIPTION OF PERMITTED INVESTMENTS

Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the Index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets. A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return.

In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

Investment Company Shares

Each Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition:
(1) the Fund owns more than 3% of the total voting stock of the other company;
(2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

Options

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realized as profit the premium received for such option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange- traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Risk Factors: Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Repurchase Agreements

Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Trust's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

When-Issued and Delayed Delivery Securities

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations (and those set forth in the Prospectus) are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

No Fund may:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. Asset coverage of a least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. A Fund will not purchase securities while its borrowings exceed 5% of its total assets.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

 3. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

 4. Issue senior securities (as defined in the Investment Company Act of 1940 (the "1940 Act")) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

 5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

 6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Trustees.

No Fund may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

In addition, each Fund will invest no more than 5% of its net assets in short sales, unregistered securities, futures contracts, options and investment company securities. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

THE ADVISERS

The Trust and Penn Capital Management Company, Inc. (an "Adviser"), have entered into an advisory agreement with the High Yield Fund (an "Advisory Agreement") with respect to the Fund. The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties, but shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder (except as provided under provisions of applicable law).

The Trust and Turner Investment Partners, Inc. (an "Adviser") have entered into an advisory agreement with Micro Cap Fund (an "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties, but shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Each Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds established limitations, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

The continuance of each Advisory Agreement as to the Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the

Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

THE ADMINISTRATOR

The Trust and SEI Fund Resources (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of three (3) years after the effective date of the agreement and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days' prior written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interests in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds(R), CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement") with respect to shares of the Funds. The Distributor receives no compensation for distribution of shares of the Funds.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The Trust pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds(R), CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc, HighMark Funds, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, and TIP Funds, each of which is an open-end management investment company managed by SEI Fund Resources or its affiliates and, except for Profit Funds Investment Trust, Rembrandt Funds(R), and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Investments Distribution Co.


RONALD FILANTE (DOB _________) - Trustee - Associate Professor of Finance at Pace University, since 1987.

KATHERINE GRISWOLD (DOB _______) - Trustee - Director of Benefits Trusts at Southern New England Telephone Company, since 1993 and the Director of the Pension Fund from 1993-1989.

STEPHEN J. KNEELEY (DOB 02/09/63) - President and Chief Executive Officer - Chief Operating Officer of Turner Investment Partners, Inc., since 1990.

JANET RADER ROTE (DOB 08/24/60) - Vice President and Assistant Secretary - Director of Compliance of Turner Investment Partners, Inc., since 1992.

CYNTHIA KUNZE (DOB________) - Vice President and Assistant Secretary - Administrator of Solon Asset Management, L.P., since 199__.

TODD B. CIPPERMAN (DOB 02/14/66) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI, the administrator and distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston and Strawn (law firm), 1991-1994.

SANDRA K. ORLOW (DOB 10/18/53) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1988.

KEVIN P. ROBINS (DOB 04/15/61) - Vice President, Assistant Secretary - Senior Vice President, General Counsel and Assistant Secretary of SEI, Senior Vice President, General Counsel and Secretary of the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and Distributor 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm) , 1988-1992.

KATHRYN L. STANTON (DOB 11/19/58) - Vice President and Assistant Secretary, Deputy General Counsel, Vice President and Assistant Secretary of SEI, Vice President and Assistant Secretary of the Administrator and Distributor, since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

ROBERT DELLACROCE (DOB 12/17/63) - Controller and Chief Accounting Officer - Director, Funds Administration and Accounting - Director, Funds Administration and Accounting of SEI since 1994. Senior Audit Manager, Arthur Andersen LLP, 1986-1994.

BARBARA A. NUGENT (DOB 06/18/56) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate, Drinker, Biddle & Reath (law firm) (1994-1996). Assistant Vice President - Operations of Delaware Service Company, Inc. (1988-1993)

MARC H. CAHN (DOB 06/19/57) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994- 1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).

JAMES W. JENNINGS (DOB 01/15/37) - Secretary - Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, the Adviser, the Administrator and Distributor.

JOHN H. GRADY, JR. (DOB 06/01/61) - Assistant Secretary - 1800 M Street, N.W., Washington, D.C. 20036, Partner, Morgan, Lewis & Bockius LLP, Counsel to the Trust, Adviser, Administrator and Distributor.

EDWARD B. BAER (DOB 09/27/68) - Assistant Secretary - 1800 M Street, N.W., Washington, D.C. 20036, Associate, Morgan, Lewis & Bockius LLP, Counsel to the Trust, Adviser, Administrator and Distributor, since 1995. Attorney, Aquila Management Corporation, 1994. Rutgers University School of Law - Newark, 1991-1994.


The following table exhibits Trustee compensation for the fiscal year ended February 28, 1997.

--------------------------------------------------------------------------------------------------------------------
Name of Person,          Aggregate               Pension or              Estimated                Total
Position                 Compensation            Retirement              Annual Benefits          Compensation
                         From Registrant         Benefits                Upon                     From Registrant
                         for the Fiscal          Accrued as Part         Retirement               and Fund
                         Year Ended              of Fund                                          Complex Paid to
                         February 28,            Expenses                                         Trustees for the
                         1997                                                                     Fiscal Year
                                                                                                  Ended February
                                                                                                  28, 1997
--------------------------------------------------------------------------------------------------------------------

Ronald Filante           $__________                        0                       0             $__________
--------------------------------------------------------------------------------------------------------------------
Katherine                $__________                        0                       0             $__________
Griswold
--------------------------------------------------------------------------------------------------------------------
Deborah H.               $__________                        0                       0             $__________
Midanek*
--------------------------------------------------------------------------------------------------------------------

* Resigned effective November 14, 1997. Ms. Midanek, a former employee of Solon Asset Management, L.P., the predecessor adviser to the Funds, was an interested person of the Trust.

The Trustees and Officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays fees only to the non-interested Trustees of the Trust. Compensation of Officers and interested Trustees of the Trust is paid by the Adviser or the Administrator.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30- day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on days when the New York Stock Exchange is open for business. Currently, the weekdays on which the Fund is closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Fund are offered on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in- kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, the Advisers, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of each Fund are valued by the Administrator. The Administrator may use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

Federal Income Tax

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of such issuer.

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Fund that such shareholder is not subject to backup withholding.

If any Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, and such distributions will generally be eligible for the corporate dividends-received deduction.

State Taxes

No Fund is liable for any income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

The Advisers are authorized to select brokers and dealers to effect securities transactions for the Funds. The Advisers will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Advisers generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. The Advisers seek to select brokers or dealers that offer a Fund best price and execution or other services which are of benefit to the Fund.

The Advisers may, consistent with the interests of the Funds, select brokers on the basis of the research services they provide to the Advisers. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Advisers will be in addition to and not in lieu of the services required to be performed by the Advisers under the Advisory Agreements. If, in the judgment of the Advisers, a Fund or other accounts managed by the Advisers will be benefitted by supplemental research services, the Advisers is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Advisers will not necessarily be reduced as a result of the receipt of such supplemental information. Such services may not be used exclusively, or at all, with respect to the Funds or account generating the brokerage, and there can be no guarantee that the Advisers will find all of such services of value in advising that Fund.

It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Trust and the Distributor expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Because no Fund markets its shares through intermediary brokers or dealers, it is not the Funds' practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Advisers may place portfolio orders with qualified broker-dealers who recommend a Fund's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

Adviser Class Shares of the Funds are identical to Institutional Class Shares of the Funds, except that Adviser Class Shares of the Funds are subject to a shareholder servicing fee.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Delaware business trust." The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

APPENDIX

The following descriptions are summaries of published ratings.

DESCRIPTION OF CORPORATE BOND RATINGS

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Debt rated Baa by Moody's is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Fitch uses plus and minus signs with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Bonds rated AAA by Duff are judged by Duff to be of the highest credit quality, with negligible risk factors being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged by Duff to be of high credit quality with strong protection factors and risk that is modest but that may vary slightly from time to time because of economic conditions. Bonds rated A by Duff are judged by Duff to have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. Bonds rated BBB by Duff are judged by Duff as having below average protection factors but still considered sufficient for prudent investment, with considerable variability in risk during economic cycles.

Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. Obligations for which there is a low expectation on investment risk are rated A by IBCA. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk. Obligations for which there is currently a low expectation of investment risk are rated BBB by IBCA. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by Standard & Poor's Corporation ("S&P") is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1+, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a satisfactory degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

F-1+ (Exceptionally Strong) is the highest commercial paper rating Fitch assigns; paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+. The rating F-2 (Good) reflects a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues rated F-1+ or F-1.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff has incorporated gradations of 1+ and 1-to assist investors in recognizing quality differences within this highest tier. Paper rated Duff-1+ has the highest certainty of timely payment, with outstanding short-term liquidity and safety just below risk-free U.S. Treasury short-term obligations. Paper rated Duff-1- has high certainty of timely payment with strong liquidity factors which are supported by good fundamental protection factors. Risk factors are very small. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets (although ongoing funding may enlarge total financing requirements) and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1, the highest rating by IBCA, indicates that the obligation is supported by a strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2, the second highest rating, are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                             TIP INSTITUTIONAL FUNDS
                           (formerly, The Solon Funds)

           TURNER SHORT DURATION GOVERNMENT FUNDS - ONE YEAR PORTFOLIO TURNER SHORT DURATION GOVERNMENT FUNDS - THREE YEAR PORTFOLIO

                               Investment Adviser:
                        TURNER INVESTMENT PARTNERS, INC.

This Statement of Additional Information is not a prospectus and relates only to the Adviser Class Shares of Turner Short Duration Government Funds - One Year Portfolio and the Turner Short Duration Government Funds - Three Year Portfolio (each a "Fund" and, together, the "Funds"). It is intended to provide additional information regarding the activities and operations of the TIP Institutional Funds (formerly, The Solon Funds) (the "Trust"), and should be read in conjunction with the Funds' Prospectus dated March 1, 1998. The Prospectus may be obtained without charge by calling 1-888-TIP-7654.

                                TABLE OF CONTENTS

THE TRUST....................................................................S-2
DESCRIPTION OF PERMITTED INVESTMENTS.........................................S-2
INVESTMENT LIMITATIONS.......................................................S-8
THE ADVISERS................................................................S-10
THE ADMINISTRATOR...........................................................S-11
THE DISTRIBUTOR.............................................................S-12
TRUSTEES AND OFFICERS OF THE TRUST..........................................S-12
COMPUTATION OF YIELD AND TOTAL RETURN.......................................S-15
PURCHASE AND REDEMPTION OF SHARES...........................................S-16
DETERMINATION OF NET ASSET VALUE............................................S-17
TAXES.......................................................................S-17
PORTFOLIO TRANSACTIONS......................................................S-18
DESCRIPTION OF SHARES.......................................................S-21
SHAREHOLDER LIABILITY.......................................................S-21
LIMITATION OF TRUSTEES' LIABILITY...........................................S-21
APPENDIX ....................................................................A-1

March 1, 1998

THE TRUST

This Statement of Additional Information relates only to the Adviser Class Shares of the Turner Short Duration Government Funds - One Year Portfolio and the Turner Short Duration Government Funds - Three Year Portfolio (each a "Fund" and, together, the "Funds"). Each Fund is a separate series of the TIP Institutional Funds (formerly, The Solon Funds) (the "Trust"), a diversified, open-end management investment company established as a Delaware business trust under a Declaration of Trust dated October 25, 1993. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." The Trust also offers Institutional shares in the Turner Micro Cap Growth Fund, Adviser and Institutional Class Shares of the Penn Capital Strategic High Yield Bond Fund, as well as in Institutional Class Shares of the Funds in separate prospectuses. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Funds.

DESCRIPTION OF PERMITTED INVESTMENTS

Dollar Roll Transactions

The Funds may enter into dollar roll transactions as discussed in the Funds' Prospectus. A dollar roll transaction involves a sale by the Fund of a security to a financial institution concurrently with an agreement by the Funds to repurchase a similar security from the institution at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional portfolio securities of the particular Fund, and the income from these investments, together with any additional fee income received on the sale, may or may not generate income from the Fund exceeding the yield on the securities sold.

At the time that either Fund enters into a dollar roll transaction, it causes the Fund's custodian to segregate cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently mark the assets to market daily to ensure that full collateralization is maintained.

Investment Company Shares

Each Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

Mortgage-Related Securities

Adjustable Rate Mortgage-Related Securities: As the interest rate on the mortgages underlying adjustable rate mortgage-related securities ("ARMS") are reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed rate mortgages, which generally decline in value during periods of rising interest rates, ARMS allow the Funds to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Funds may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Funds. Further, because of this feature, the value of ARMS are unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.

Fannie Mae Securities: Fannie Mae is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. Fannie Mae acquires funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The loans contained in those pools consist of one or more of the following: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans; (5) other adjustable rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

Federal Home Loan Mortgage Corporation Securities: The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loan and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between 10 to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must include whole loans, participation interests in whole loans and undivided interests in whole loans and participation in another FHLMC security.

Government National Mortgage Association Securities: GNMA is a wholly owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

Privately Issued Mortgage-Related Securities: The Funds may invest in mortgage-related securities offered by private issuers including pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be obligations of the institution issuing the bonds and are collateralized mortgage obligations ("CMOs"), provided such securities are "mortgage related securities" within the meaning of the Secondary Mortgage Market Enhancement Act of 1984, as amended.

The Funds may invest in, among other things, "parallel pay" CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which like the other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

Options and Futures Contracts

The Funds may write (i.e., sell) covered put and call options on debt securities. A covered call option is an option for which the Funds, in return for a premium, gives another party the right to buy specified debt securities owned by the Funds at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against the price decline of the underlying security. However, by writing a covered call option, the Funds give up the opportunity, while the option is in effect, to realize gain from any price increase in the underlying debt security above the option exercise price. In addition, the Fund's ability to sell the underlying debt security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

There can be no assurance that higher than anticipated trading activity or other unforeseen events might not at times, render certain of the facilities of the Options Clearing Corporation inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the execution of the Funds' orders.

The Funds may purchase put and call options on securities in which it has invested. The Funds may purchase and sell options that are traded on U.S. exchanges. The Funds also may enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

The Funds normally will purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option would entitle the Funds, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund may purchase and sell options that are traded on U.S. exchanges.

Under certain circumstances, the Funds also may write covered put options which give the holder of the option the right to sell the underlying debt security to the Funds at the stated exercise price. The Funds will receive a premium for writing a put option but will be obligated to purchase the underlying debt security at a price that may be higher than the market value of that debt security at the time of exercise for as long as the option is outstanding. In order to "cover" the put options that it has written, the Funds cause their custodian or a designated subcustodian, to segregate cash or other liquid securities with a value equal to or greater than the exercise price of the underlying securities. Neither Fund will write put options in the aggregate value of the obligations underlying the put, together with outstanding purchases of securities on a when-issued or delayed delivery basis, shall exceed 5% of such Fund's total assets.

There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, the secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Funds would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of underlying securities.

Secondary markets or an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges, for economic or other reasons, of trading of options (or of a particular class or series of options).

The Funds may enter into standardized contracts for the purchase or, in certain circumstances, sale for future delivery of debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Funds may enter into futures contracts that are based on U.S. government securities such as long-term U.S. Treasury Bonds, Treasury Notes, GNMA modified pass-through mortgage-related securities and three-month U.S. Treasury Bills.

The Funds will use futures contracts and related options for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Funds may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if the aggregate initial margin and premiums required to establish such positions will not exceed 5% of each Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%.

At the same time that a futures contract is purchased or sold, the Funds must allocate cash or securities as a deposit payment ("initial margin"). Thereafter, the futures contract is valued daily and the payment of "variation margin" may be required, since each day the Funds would provide or receive cash that reflects any decline or increase in the contracts value.

At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on an exchange market an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Funds will incur brokerage fees when it purchases or sells futures contracts.

The purpose of the acquisition or sale of a futures contract in the case of the Funds, which may hold or acquire fixed-income securities, is to attempt to protect the Funds from fluctuations in interest rates without actually buying or selling fixed-income securities. For example, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Funds could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts would be liquidated and the Funds could then buy securities on the cash market. To the extent the Funds enter into futures contracts for this purpose, the Funds cause their custodian to segregate assets to cover the Funds' obligations with respect to such futures contracts will consist of cash or other liquid securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Funds with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the initial margin requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction in the futures market.

In addition, futures contracts entail risks. Although the Funds believe that use of such contracts will benefit the Funds, if the Adviser's investment judgment about the general discretion of interest rates is incorrect, the Funds' overall performance would be poorer than if the Funds had not entered into any such contracts. For example, if the Funds have hedged against the possibility of a decrease in interest rates which would adversely affect the price of debt securities they wish to purchase for their portfolios and interest rates increase instead, the Funds would lose part or all of the benefit of the decreased purchase price of the debt securities which it has hedged because it would have offsetting losses in its future positions. In addition, in such situations, if either Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices that reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so. Loss from investing in leveraged futures transactions by the Funds is potentially unlimited.

Repurchase Agreements

Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Trust's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

Reverse Repurchase Agreements

The Funds may enter into reverse repurchase agreements as set forth in the Prospectus. The Funds typically will invest the proceeds of a reverse repurchase agreement in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. This use of proceeds involves leverage. The Funds will enter into a reverse repurchase agreement for leveraging purposes only when the Adviser believes that the interest income to be earned from the investment of the proceeds or the gain for the security to be obtained by effecting the transaction would be greater than the interest expense of the transaction. The Funds also may use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests when the sale of the Funds' securities is considered to be disadvantageous.

Securities Lending

Each Fund may lend its portfolio securities having a value of up to 30% of its total assets in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Adviser and subject to certain terms and conditions. These loans are required to be secured continuously by collateral, including cash or other liquid securities, maintained on a current basis (i.e., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Funds or the borrower at any time. Upon such termination, the Funds are entitled to obtain the return of the securities loaned within five business days.

For the term of the loan, the particular Fund continues to receive the equivalent of the interest paid by the issuer on the securities loaned, receives proceeds from the investment of the collateral and continues to retain any voting rights with respect to the securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans are made only to borrowers deemed by the Adviser to be creditworthy, and only when, in the judgment of the Adviser, the income which can be earned currently from such loans justifies the attendant risk.

U.S. Government Securities

U.S. Government securities in which the Funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by certain agencies or instrumentalities of the U.S. Government, including GNMA, Fannie Mae, FHLMC, Federal Farm Credit Bank, Farm Credit System Financial Assistance Corporation, Federal Home Loan Banks, Financing Corporation, Federal Home Loan Bank, Maritime Administration, Resolution Funding Corporation, Small Business Administration (SBA loan pools and the guaranteed portions of single loan sales), Student Loan Marketing Association and Washington Metropolitan Area Transit Authority. Direct obligations of the U.S. Treasury include a variety of securities that differ primarily in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, the Funds will not invest in obligations issued by an instrumentality of the U.S. Government unless the Adviser determines that the instrumentality's credit risk makes its securities suitable for investment by the Funds.

When-Issued and Delayed Delivery Securities

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

INVESTMENT LIMITATIONS

Fundamental Policies

The following policies and investment restrictions have been adopted by the Funds and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Funds' outstanding voting securities as defined in the 1940 Act.

No Fund may:

1. Purchase any common stocks or other equity securities, except that the Funds may invest in securities of other investment companies as described above and consistent with restriction number 7 below.

2. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% of its portfolio securities as described above, or (c) to the extent the entry into a repurchase agreement or reverse dollar transaction is deemed to be a loan.

3. (a) Borrow money, except for temporary or emergency purposes from a bank, or pursuant to permissible reverse repurchase agreements or dollar roll transactions as described in the Prospectus or this SAI. Except for reverse repurchase agreements or dollar roll transactions for which the Funds' custodian has segregated assets, any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings, and borrowings from all sources, including reverse repurchase agreements and dollars for which the Fund's custodian has segregated assets, will net exceed 50% of the Fund's total assets. No additional investments may be made while any borrowings (excluding reverse repurchase agreements and dollar roll transactions against which assets have been segregated) are in excess of 5% of the Funds' total assets.

    (b) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings, reverse repurchase agreements and dollar roll transactions.

4. Except in connection with permissible forward commitment or futures or options activities as described in the Prospectus of this SAI, purchase securities on margin or underwrite securities; however, the Funds may obtain such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.

5. Buy or sell real estate or commodities or, except in connection with permissible futures or options activities as described in the Prospectus or this SAI, commodity contracts;

    however, the Funds may invest in marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

6. Buy or sell interests in oil, gas or mineral exploration or development leases and programs; however, the Funds may invest in marketable securities of issuers engaged in such activities.

7. Invest in securities of other investment companies, except to the extent permitted by the 1940 Act or discussed in the Funds' Prospectus or this SAI, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Funds from (a) making any permissible borrowings, mortgages or pledges, or (b) entering into permissible reverse repurchase or dollar roll transactions, in each case as described in the Prospectus or this SAI.

9. Concentrate 25% or more of the value of its assets in any one industry; provided, however, that each Fund may invest up to 100% of its assets in securities of the U.S. Government, its agencies or instrumentalities in accordance with its investment objective and policies.

Non-Fundamental Policies

The Funds have adopted the following restrictions as operating policies, which are not fundamental policies, and which may be changed without shareholder approval in accordance with applicable regulations.

No Fund may:

1. Invest in the aggregate, more than 10% of its net assets in illiquid securities, including (under current SEC interpretations) securities which are not readily marketable and repurchase agreements that mature in more than seven days.

2. Invest in any issuer for purposes of exercising control or management of the issuer.

3. Except in connection with permissible forward commitment or futures or options activities as described in the Funds' Prospectus or this SAI, write, purchase or sell straddles, spreads or combinations thereof.

4. Except in connection with permissible forward commitment or options or futures transactions, as described in the Funds' Prospectus or this SAI, engage in short sales of securities.

5. Enter into a futures or an option on a futures contract if, as a result thereof, more than 5% of the particular Fund's total assets (taken at market value at the time of entering into the contract and excluding the in-the-money amount of an option that was in-the-money at the time of purchase) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

6. Invest in real estate limited partnerships or issuers that qualify as real estate investment trusts under Federal tax laws.

To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice of shareholders.

If a percentage restriction is adhered to a the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

THE ADVISER

The Trust and Turner Investment Partners, Inc. (an "Adviser"), have entered into an advisory agreement (an "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties, but shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Funds (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds established limitations, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Funds to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

The continuance of the Advisory Agreement as to the Funds after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

THE ADMINISTRATOR

The Trust and SEI Fund Resources (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of three (3) years after the effective date of the agreement and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days' prior written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interests in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds(R), CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds.

THE DISTRIBUTOR AND SHAREHOLDER SERVICING AGENT

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement (the "Distribution Agreement") with respect to shares of the Funds. The Distributor receives no compensation for distribution of shares of the Funds.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds(R), CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc, HighMark Funds, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, and TIP Funds, each of which is an open-end management investment company managed by SEI Fund Resources or its affiliates and, except for Profit Funds Investment Trust, Rembrandt Funds(R), and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Investments Distribution Co.

RONALD FILANTE (DOB _________) - Trustee - Associate Professor of Finance at Pace University, since 1987.

KATHERINE GRISWOLD (DOB _______) - Trustee - Director of Benefits Trusts at Southern New England Telephone Company, since 1993 and the Director of the Pension Fund from 1993-1989.

STEPHEN J. KNEELEY (DOB 02/09/63) - President and Chief Executive Officer - Chief Operating Officer of Turner Investment Partners, Inc., since 1990.

JANET RADER ROTE (DOB 08/24/60) - Vice President and Assistant Secretary - Director of Compliance of Turner Investment Partners, Inc., since 1992.

CYNTHIA KUNZE (DOB________) - Vice President and Assistant Secretary - Administrator of Solon Asset Management, L.P., since 199__.

TODD B. CIPPERMAN (DOB 02/14/66) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI, the administrator and distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston and Strawn (law firm), 1991-1994.

SANDRA K. ORLOW (DOB 10/18/53) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1988.

KEVIN P. ROBINS (DOB 04/15/61) - Vice President, Assistant Secretary - Senior Vice President, General Counsel and Assistant Secretary of SEI, Senior Vice President, General Counsel and Secretary of the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and Distributor 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

KATHRYN L. STANTON (DOB 11/19/58) - Vice President and Assistant Secretary, Deputy General Counsel, Vice President and Assistant Secretary of SEI, Vice President and Assistant Secretary of the Administrator and Distributor, since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

ROBERT DELLACROCE (DOB 12/17/63) - Controller and Chief Accounting Officer - Director, Funds Administration and Accounting - Director, Funds Administration and Accounting of SEI since 1994. Senior Audit Manager, Arthur Andersen LLP, 1986-1994.

BARBARA A. NUGENT (DOB 06/18/56) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate, Drinker, Biddle & Reath (law firm) (1994-1996). Assistant Vice President - Operations of Delaware Service Company, Inc. (1988-1993).

MARC H. CAHN (DOB 06/19/57) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994-1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).

JAMES W. JENNINGS (DOB 01/15/37) - Secretary - Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, the Adviser, the Administrator and Distributor.

JOHN H. GRADY, JR. (DOB 06/01/61) - Assistant Secretary - 1800 M Street, N.W., Washington, D.C. 20036, Partner, Morgan, Lewis & Bockius LLP, Counsel to the Trust, Adviser, Administrator and Distributor.

EDWARD B. BAER (DOB 09/27/68) - Assistant Secretary - 1800 M Street, N.W., Washington, D.C. 20036, Associate, Morgan, Lewis & Bockius LLP, Counsel to the Trust, Adviser,

Administrator and Distributor, since 1995. Attorney, Aquila Management Corporation, 1994. Rutgers University School of Law - Newark, 1991-1994.

                             ----------------------

The following table exhibits Trustee compensation for the fiscal year ended February 28, 1997.



Name of Person,          Aggregate               Pension or              Estimated                Total
Position                 Compensation            Retirement              Annual Benefits          Compensation
                         From Registrant         Benefits                Upon                     From Registrant
                         for the Fiscal          Accrued as Part         Retirement               and Fund
                         Year Ended              of Fund                                          Complex Paid to
                         February 28,            Expenses                                         Trustees for the
                         1997                                                                     Fiscal Year
                                                                                                  Ended February
                                                                                                  28, 1997
Ronald Filante           $__________                        0                       0             $__________
Katherine
Griswold                 $__________                        0                       0             $__________
Deborah H.
Midanek*                 $__________                        0                       0             $__________

* Resigned effective November 14, 1997. Ms. Midanek, a former employee of Solon Asset Management, L.P., the predecessor adviser to the Funds, was an interested person of the Trust.

The Trustees and Officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays fees only to the non-interested Trustees of the Trust. Compensation of Officers and interested Trustees of the Trust is paid by the Adviser or the Administrator.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on days when the New York Stock Exchange is open for business. Currently, the weekdays on which the Fund is closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Fund are offered on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of each Fund are valued by the Administrator. The Administrator may use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Corporate debt securities and mortgage-related securities held by the Funds are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service, approved by the Board of Trustees. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

An option that is written by the Funds is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Funds is generally valued at the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Trust's Board of Trustees.

If any securities held by the Funds are restricted as to resale or do not have readily available market quotations, the Adviser determines their fair value for purposes of determining market-based value, following procedures approved by the Board of Trustees. The Trustees periodically review such procedures. The fair value of such securities is generally determined as the amount which the Funds could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Funds in connection with disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

All other assets of the Funds are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

Federal Income Tax

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of such issuer.

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Fund that such shareholder is not subject to backup withholding.

If any Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, and such distributions will generally be eligible for the corporate dividends-received deduction.

State Taxes

No Fund is liable for any income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

In all purchases and sales of securities for the Funds, the primary consideration is to be obtained the most favorable price and execution available. Pursuant to the Agreements, the Adviser determines which securities are to be purchased and sold by each Fund and which broker-dealers are eligible to execute the Funds' portfolio transactions, subject to the instructions of the review by the Funds and the Trust's Board of Trustees.

Purchases of portfolio securities for the Funds may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own accounts. Purchases from underwriters will include a commission paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available and the transaction involves a brokerage commission, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser or its affiliates that they may lawfully and appropriately use in their investment advisory capacity for the Funds and for other accounts, as well as provide other services in addition to execution services. The Adviser considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the agreement, to be useful in varying degrees, but of indeterminable value. The Adviser anticipates that these opportunities will arise infrequently if at all.

The placement of portfolio transactions with broker-dealers who sell shares of the Funds is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD"). Provided the Trust's officers are satisfied that the Funds are receiving the most favorable price and execution available, the Adviser may also consider the sale of the Funds' shares as a factor in the selection of broker-dealers to execute their portfolio transactions.

While the Funds' general policy is to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to the Funds or to the Adviser, even if the specific services were not imputed just to the Funds and may be lawfully and appropriately used by the Adviser in advising other clients. The Adviser considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the agreements, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker, the Funds may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Funds and the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to the Funds or assist the Adviser in carrying out its responsibilities to the Funds. The standard of reasonableness is to be measured in light of the Adviser and the Adviser's overall responsibilities to the Funds.

Investment decisions for the Funds are made independently from those of other client accounts of the Adviser. Nevertheless, it is possible that at times the same securities will be acceptable for the Funds and for one or more of such client accounts. To the extent any of these client accounts and one or both of the Funds seeks to acquire the same security at the same time, the individual Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security one or both of the Funds is purchasing or selling, each day's transactions in such security will be allocated between the particular Funds and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Adviser. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better trade execution for the Funds.

The Funds may use the Distributor as a broker to execute portfolio transactions. In accordance with the 1940 Act, the Trust has adopted certain procedures which are designed to provide that commissions payable to the Distributor are reasonable and fair as compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on securities or options exchanges during a comparable period of time. The Funds do not deem it practicable and in their best interest to solicit competitive bids for commission rates on each transaction. However, consideration is regularly given to information concerning the prevailing level of commissions charged on comparable transactions by other qualified brokers. The Board of Trustees reviews the procedures adopted by the Trust with respect to the payment of brokerage commissions at least annually to ensure their continuing appropriateness, and determines, on at least a quarterly basis, that all such transactions during the preceding quarter were effected in compliance with such procedures.

Depending on the Adviser's view of market conditions, the Funds may or may not purchase securities with the expectation of holding them to maturity. The Funds may, however, sell securities prior to maturity to meet redemptions or as a result of a revised evaluation of market conditions or of the issuer.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

Adviser Class Shares of the Funds are indentical to Institutional Class Shares of the Funds, except that Adviser Class Shares of the Funds are subject to a shareholder servicing fee.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Delaware business trust." The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment adviser, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

FINANCIAL STATEMENTS

The Trust's financial statements for the Institutional Class Shares for the fiscal year ended February 28, 1997, including notes thereto and the report of Ernst & Young LLP thereon, are herein incorporated by reference. A copy of the 1997 Annual Report must accompany the delivery of this Statement of Additional Information.

APPENDIX

The following descriptions are summaries of published ratings.

DESCRIPTION OF CORPORATE BOND RATINGS

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Debt rated Baa by Moody's is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Fitch uses plus and minus signs with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by Standard & Poor's Corporation ("S&P") is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1 +, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a satisfactory degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

F-1+ (Exceptionally Strong) is the highest commercial paper rating Fitch assigns; paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+. The rating F-2 (Good) reflects a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues rated F-1+ or F-1.

                            PART C: OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:


         (a)      Financial Statements:
                           Part A - Not Applicable
                           Part B - Not Applicable

         (b)      Additional Exhibits:

                  (1)(a)   Agreement and Declaration of Trust dated October 25, 1993, is incorporated by reference to Registrant's Registration Statement as filed with the Securities and Exchange Commission on October 27, 1993.

                  (1)(b)   Certificate of Amendment of Agreement and Declaration of Trust dated
                           December 11, 1993, is incorporated by reference to Registrant's Registration
                           Statement as filed with the Securities and Exchange Commission on January
                           25, 1994.

                  (1)(c)   Certificates of Amendment of Agreement and Declaration of Trust and
                           Certificate of Trust dated June 13, 1994, is incorporated by reference to
                           Registrant's Registration Statement as filed with the Securities and Exchange
                           Commission on September 1, 1994.

                  (1)(d)   Certificate of Amendment of Agreement and Declaration of Trust dated
                           November 10, 1997, is filed herewith.

                  (2)      By-Laws are incorporated by reference to Registrant's Registration Statement as filed with the Securities and Exchange Commission on October 27, 1993.

                  (3)      Not applicable

                  (4)      Not applicable

                  (5)(a)   Investment Management Agreement is incorporated by reference to
                           Registrant's Post-Effective Amendment No. 3 as filed with the Securities and
                           Exchange Commission on June 28, 1996.

                  (5)(b)   Sub-Advisory Agreement is incorporated by reference to Registrant's Post-
                           Effective Amendment No. 3 as filed with the Securities and Exchange
                           Commission on June 28, 1996.



                  (5)(c)   Form of Investment Advisory Agreement between the Registrant and
                           Turner Investment Partners, Inc., on behalf of the Short Duration Funds
                           - One Year Portfolio and the Short Duration Funds - Three Year Portfolio,
                           is filed herewith.

                  (5)(d)   Form of Investment Advisory Agreement between the Registrant and Turner
                           Investment Partners, Inc., is filed herewith.

                  (5)(e)   Form of Investment Advisory Agreement between the Registrant and Penn
                           Capital Management Company, Inc., is filed herewith.

                  (6)(a)   Underwriting Agreement is incorporated by reference to Registrant's Post-Effective
                           Amendment No. 3 as filed with the Securities and Exchange Commission on June
                           28, 1996.

                  (6)(b)   Form of Distribution Agreement between the Registrant and SEI Investments
                           Distribution Co., is filed herewith.

                  (7)      Not applicable

                  (8)      Custodian Agreements: incorporated by reference to Registrant's Registration
                           Statement as filed with the Securities and Exchange Commission on June 29,
                           1995.

                  (9)(a)   Administrative Services Contract is incorporated by reference to Registrant's
                           Post-Effective Amendment No. 3 as filed with the Securities and Exchange
                           Commission on June 28, 1996.

                  (9)(b)   Services Agreement is incorporated by reference to Registrant's Post-Effective
                           Amendment No. 3 as filed with the Securities and Exchange Commission on
                           June 28, 1996.

                  (9)(c)   Form of Administrative Agreement between the Registrant and SEI Fund Resources, is filed herewith.

                  (10)     Not applicable

                  (13)     Letter of Understanding re: Initial Shares is incorporated by reference to
                           Registrant's Registration Statement as filed with the Securities and Exchange
                           Commission on January 25, 1994.

                  (14)     Model Retirement Plan Documents:  incorporated by reference to Registrant's
                           Registration Statement as filed with the Securities and Exchange



                           Commission on June 29, 1995.

                  (15)     Not applicable

                  (16)     Performance Computation is incorporated by reference to Registrant's
                           Registration Statement as filed with the Securities and Exchange
                           Commission on September 1, 1994.

                  (17)     Not applicable

                  (24)     Powers of Attorney for Katherine Griswold and Ronald Filante are
                           filed herewith.


Item 25.  Persons Controlled by or Under Common Control with Registrant:

         See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships. SEI Investments Management Corporation (formerly, SEI Financial Management Corporation) is the owner of all beneficial interest in the Administrator and is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co. (formerly, SEI Financial Services Company), as well as to other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 26.  Number of Holders of Securities, as of  December 1, 1997:

         Turner Short Duration Government Fund                              8
                  -One Year Portfolio (Institutional Class)               ---
         Turner Short Duration Government Fund                             21
                  -Three Year Portfolio (Institutional Class)             ---
         Turner Short Duration Government Fund                              0
                  -One Year Portfolio (Adviser Class)                     ---
         Turner Short Duration Government Fund                              0
                  -Three Year Portfolio (Adviser Class)                   ---
         Turner Micro Cap Growth Fund                                       0
                                                                          ---
         Penn Capital Strategic High Yield Bond Fund                        0
                                                                          ---
                  - (Institutional Class)
         Penn Capital Strategic High Yield Bond Fund                        0
                  - (Adviser Class)                                       ---

Item 27.  Indemnification:

         Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

         Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser:

ADVISERS

Turner Investment Partners, Inc.
--------------------------------
Turner Investment Partners, Inc. ("Turner") is the investment adviser for the Turner Ultra Large Cap Growth, Turner Growth Equity, Turner Midcap Growth, Turner Small Cap Growth, Turner Fixed Income and TIP Target Select Equity Funds. The principal address of Turner is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. Turner is an investment adviser registered under the Advisers Act.

The list required by this Item 28 of officers and directors of Turner, together with information as to any other business profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Turner pursuant to the Advisers Act (SEC File No. 801-36220).

Penn Capital Management Company, Inc.
-------------------------------------
Penn Capital Management Company, Inc. is the investment adviser for the Penn Capital Select Financial Services, Penn Capital Strategic High Yield Bond and Penn Capital Value Plus Funds. Penn Capital Management Company, Inc. is the sub-adviser for the TIP Target Select Equity Fund. The principal address of Penn Capital Management Company, Inc., is 52 Haddonfield-Berlin Road, Suite 1000, Cherry Hill, NJ 08034.

The list required by this Item 28 of officers and directors of Penn Capital Management Company, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Penn Capital Management Company, Inc. under the Advisers Act of 1940 (SEC File No. 801-31452).

Item 29.  Principal Underwriter:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

     SEI Daily Income Trust                               July 15, 1982
     SEI Liquid Asset Trust                               November 29, 1982
     SEI Tax Exempt Trust                                 December 3, 1982
     SEI Index Funds                                      July 10, 1985
     SEI Institutional Managed Trust                      January 22, 1987
     SEI International Trust                              August 30, 1988
     The Advisors' Inner Circle Fund                      November 14, 1991
     The Pillar Funds                                     February 28, 1992
     CUFUND                                               May 1, 1992
     STI Classic Funds                                    May 29, 1992
     CoreFunds, Inc.                                      October 30, 1992
     First American Funds, Inc.                           November 1, 1992
     First American Investment Funds, Inc.                November 1, 1992
     The Arbor Fund                                       January 28, 1993
     Boston 1784 Funds(R)                                 June 1, 1993
     The PBHG Funds, Inc.                                 July 16, 1993
     Marquis Funds(R)                                     August 17, 1993
     Morgan Grenfell Investment Trust                     January 3, 1994
     The Achievement Funds Trust                          December 27, 1994
     Bishop Street Funds                                  January 27, 1995
     CrestFunds, Inc.                                     March 1, 1995

     STI Classic Variable Trust                           August 18, 1995
     ARK Funds                                            November 1, 1995
     Monitor Funds                                        January 11, 1996
     FMB Funds, Inc.                                      March 1, 1996
     SEI Asset Allocation Trust                           April 1, 1996
     TIP Funds                                            April 30, 1996
     SEI Institutional Investments Trust                  June 14, 1996
     First American Strategy Funds, Inc.                  October 1, 1996
     HighMark Funds                                       February 15, 1997
     Armada Funds                                         March 8, 1997
     PBHG Insurance Series Fund, Inc.                     April 1, 1997
     The Expedition Funds                                 June 9, 1997

     SEI Investments provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                           Position and Office                                                   Positions and Offices
Name                         with Underwriter                                                       with Registrant
----                       -------------------                                                   ---------------------

Alfred P. West, Jr.        Director, Chairman & Chief Executive Officer                                   --
Henry H. Greer             Director, President & Chief Operating Officer                                  --
Carmen V. Romeo            Director, Executive Vice President & President-Investment                      --
                             Advisory Group
Gilbert L. Beebower        Executive Vice President                                                       --
Richard B. Lieb            Executive Vice President, President-                                           --
                           Investment Services Division
Dennis J. McGonigle        Executive Vice President                                                       --
Leo J. Dolan, Jr.          Senior Vice President                                                          --
Carl A. Guarino            Senior Vice President                                                          --
Larry Hutchison            Senior Vice President                                                          --
David G. Lee               Senior Vice President                                                          --
Jack May                   Senior Vice President                                                          --
A. Keith McDowell          Senior Vice President                                                          --
Hartland J. McKeown        Senior Vice President                                                          --
Barbara J. Moore           Senior Vice President                                                          --
Kevin P. Robins            Senior Vice President, General Counsel &                               Vice President,
                             Secretary                                                            Assistant Secretary
Robert Wagner              Senior Vice President                                                          --
Patrick K. Walsh           Senior Vice President                                                          --
Robert Aller               Vice President                                                                 --



Marc H. Cahn               Vice President & Assistant Secretary                                   Vice President,
                                                                                                  Assistant Secretary
Gordon W. Carpenter        Vice President                                                                 --
Todd Cipperman             Vice President & Assistant Secretary                                   Vice President,
                                                                                                  Assistant Secretary
Robert Crudup              Vice President & Managing Director                                             --
Barbara Doyne              Vice President                                                                 --
Jeff Drennen               Vice President                                                                 --
Vic Galef                  Vice President & Managing Director                                             --
Kathy Heilig               Vice President & Treasurer                                                     --
Michael Kantor             Vice President                                                                 --
Samuel King                Vice President                                                                 --
Kim Kirk                   Vice President & Managing Director                                             --
Donald H. Korytowski       Vice President                                                                 --
John Krzeminski            Vice President & Managing Director                                             --
Carolyn McLaurin           Vice President & Managing Director                                             --
W. Kelso Morrill           Vice President                                                                 --
Joanne Nelson              Vice President                                                                 --
Barbara A. Nugent          Vice President & Assistant Secretary                                Vice President,
                                                                                               Assistant Secretary
Sandra K. Orlow            Vice President & Assistant Secretary                                Vice President,
                                                                                               Assistant Secretary
Donald Pepin               Vice President & Managing Director                                             --
Kim Rainey                 Vice President                                                                 --
Mark Samuels               Vice President & Managing Director                                             --
Steve Smith                Vice President                                                                 --
Daniel Spaventa            Vice President                                                                 --
Kathryn L. Stanton         Vice President & Assistant Secretary                                 Vice President,
                                                                                                Assistant Secretary
Wayne M. Withrow           Vice President & Managing Director                                             --
James Dougherty            Director of Brokerage Services                                                 --

Item 30.  Location of Accounts and Records.

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

     (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
     (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

                  CoreStates Bank, N.A.
                  Broad & Chestnut Streets
                  P.O. Box 7618
                  Philadelphia, Pennsylvania  19101

     (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);
     (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

                  SEI Fund Resources
                  Oaks, Pennsylvania 19456

     (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers:

                  Turner Investment Partners, Inc.
                  1235 Westlakes Drive, Suite 350
                  Berwyn, Pennsylvania  19312

                  Penn Capital Management Company, Inc.
                  52 Haddonfield-Berlin Road
                  Suite 1000
                  Cherry Hill, New Jersey 08034

Item 31.  Management Services: None

Item 32.  Undertakings:

         Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

         Registrant hereby undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940.

         Registrant hereby undertakes to furnish each prospective person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

         Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be certified for the Penn Capital Strategic High Yield Bond and Turner Micro Cap Growth Funds within 4-6 months from the effective date of the Registrant's Post- Effective Amendment No. 5.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 5 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 12th day of December 1997.


                                        TIP INSTITUTIONAL FUNDS


                                        By:  /s/ Stephen J. Kneeley
                                             -----------------------------------
                                             Stephen J. Kneeley
                                             President & Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



             *                        Trustee                            December 12, 1997
----------------------------
Ronald W. Filante


             *                        Trustee                            December 12, 1997
----------------------------
Katherine R. Griswold


 /s/ Stephen J. Kneeley               President & Chief                  December 12, 1997
----------------------------          Executive Officer
Stephen J. Kneeley


 /s/ Robert DellaCroce                Controller and                     December 12, 1997
----------------------------          Chief Financial
Robert DellaCroce                     Officer



* By:  /s/ Stephen J. Kneeley
       --------------------------
       Stephen J. Kneeley
       Attorney-in-Fact

                                  EXHIBIT INDEX



Name                                                                             Exhibit
----                                                                             -------

Agreement and Declaration of Trust of the                                      Ex-99.B1(a)
Registrant, dated October 25, 1993,
(incorporated herein by reference to
Registration Statement filed on October
27, 1993).

Certificate Amendment to the Agreement                                         Ex-99.B1(b)
and Declaration of Trust of the Registrant, dated
December 11, 1993, (incorporated herein in by reference
to Registration Statement filed on January 25, 1994)

Certificate Amendment to the Agreement                                         Ex-99.B1(c)
and Declaration of Trust of the Registrant, dated
June 13, 1994, (incorporated herein in by reference
to Registration Statement filed on September 1, 1994)

Certificate Amendment to the Agreement                                         Ex-99.B1(d)
and Declaration of Trust of the Registrant, dated
November 10, 1997, is filed herewith.

By-Laws of the Registrant, (incorporated herein                                Ex-99.B2
by reference to Registration Statement
filed on October 27, 1993)

Investment Management Agreement                                                Ex-99.B5(a)
(incorporated herein by reference to Post-Effective
Amendment No. 3  filed on June 28, 1996)

Investment Sub-Advisory Agreement                                              Ex-99.B5(b)
(incorporated herein by reference to Post-Effective
Amendment No. 3  filed on June 28, 1996)

Form of Investment Advisory Agreement between                                  Ex-99.B5(c)
the Registrant and Turner Investment Partners, Inc.,
on behalf of the Short Duration Funds - One Year
Portfolio and the Short Duration Funds - Three Year
Portfolio, is filed herewith.

Form of Investment Advisory Agreement between                                  Ex-99.B5(d)
the Registrant and Turner Investment Partners, Inc.,
is filed herewith.

Form of Investment Advisory Agreement between                                  Ex-99.B5(e)
the Registrant and Penn Capital Management
Company, Inc., is filed herewith.


Underwriting Agreement                                                         Ex-99.B6(a)
(incorporated herein by reference to Post-Effective
Amendment No. 3  filed on June 28, 1996)

Form of Distribution Agreement between the                                     Ex-99.B6(b)
Registrant and SEI Investments Distribution Co.,
is filed herewith.

Custodian Agreement (incorporated herein                                       Ex-99.B8
by reference to Registrant's Registration Statement
filed on June 29, 1995)

Administration Services Contract (incorporated                                 Ex-99.B9(a)
herein by reference to Post-Effective Amendment
No. 3 filed on June 28, 1996)

Services Agreement (incorporated herein by reference                           Ex-99.B9(b)
to Post-Effective Amendment No. 3 filed on June 28, 1996)

Form of Administrative Agreement between the                                   Ex-99.B9(c)
Registrant and SEI Fund Resources, is filed herewith.

Opinion and Consent of Counsel                                                 Ex-99.B10

Letter of Understanding re: Initial Shares (incorporated                       Ex-99.B13
herein by reference to Registrant's Registration
Statement filed on January 25, 1994)

Model Retirement Plan Documents (incorporated                                  Ex-99.B14
herein by reference to Registrant's Registration
Statement filed June 29, 1995)

Performance Calculations                                                       Ex-99.B16
(incorporated herein by reference to Registrant's
Registration Statement filed September 1, 1994)

Powers of Attorney for Katherine Griswold and                                  Ex-99.B24
Ronald Filante are filed herewith